                                                      '33 Act File No. 33-22940
                                                      '40 Act File No. 811-5606

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 15 [X]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 17 [X]


                        NATIONWIDE VA SEPARATE ACCOUNT-A
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

                                 DENNIS W. CLICK
                                    SECRETARY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

       It is proposed that this filing will become effective (check appropriate space):

[   ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ] on May 1, 2000 pursuant to paragraph (b) of Rule 485

[   ] 60 days after filing pursuant to paragraph (a) of Rule 485
[   ] on (date) pursuant to paragraph (a) of Rule 485
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VA Separate Account-A


                   The date of this prospectus is May 1, 2000.



--------------------------------------------------------------------------------


Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.


--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

AVAILABLE FOR ALL CONTRACTS

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
o        American Century VP Balanced

NATIONWIDE SEPARATE ACCOUNT TRUST
o        Capital Appreciation Fund
o        Government Bond Fund
o        Money Market Fund
o        Total Return Fund

AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 1991

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
o        American Century VP Advantage

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o        VIP Growth Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o        Balanced Portfolio

Purchase payments not invested in the underlying mutual fund options of the Nationwide VA Separate Account-A ("variable account") may be allocated to the fixed account.


The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page __.


For general information or to obtain FREE copies of the:

    o        Statement of Additional Information;

    o prospectus, annual report or semi-annual report for any underlying mutual fund; or

    o        required Nationwide forms,

call:         1-800-533-5622
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       P.O. BOX 182008
       COLUMBUS, OHIO 43218-2008

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:
o        A BANK DEPOSIT          o        FEDERALLY INSURED
o        ENDORSED BY A BANK OR   o        AVAILABLE IN
         GOVERNMENT AGENCY                EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.


ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.


CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.


SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.


TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VA Separate Account-A, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF CONTRACT EXPENSES.......................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............

EXAMPLE............................................

SYNOPSIS OF THE CONTRACTS..........................

FINANCIAL STATEMENTS...............................

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY......


NATIONWIDE INVESTMENT SERVICES CORPORATION.........

TYPES OF CONTRACTS.................................
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans


INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying
       Mutual Funds
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS....................
     Contract Maintenance Charge
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP.................................
     Joint Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value

     Transfers Prior to Annuitization
     Transfers after Annuitization
     Transfer Requests


RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
     Surrenders Under a Texas Optional
       Retirement Program
     Surrenders Under a Qualified Plan or
       Tax Sheltered Annuity

LOAN PRIVILEGE.....................................
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified
       Contracts
     Death of Annuitant - Non-Qualified
       Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified
       Contracts
     Required Distributions for Qualified Plans and Tax Sheltered Annuities

     Required Distributions for IRAs and SEP IRAs
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
       Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY....

TABLE OF CONTENTS OF STATEMENT OF
  ADDITIONAL INFORMATION

APPENDIX A: OBJECTIVES FOR UNDERLYING
  MUTUAL FUNDS.....................................


APPENDIX B: CONDENSED FINANCIAL INFORMATION........

SUMMARY OF CONTRACT EXPENSES


The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the contract.


CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................7%(1)

Range of CDSC over time:

---------------------------------------------------------
Number of Completed Years from            CDSC
   Date of Purchase Payment            Percentage
---------------------------------------------------------
               0                           7%
---------------------------------------------------------
               1                           6%
---------------------------------------------------------
               2                           5%
---------------------------------------------------------
               3                           4%
---------------------------------------------------------
               4                           3%
---------------------------------------------------------
               5                           2%
---------------------------------------------------------
               6                           1%
---------------------------------------------------------
               7                           0%
---------------------------------------------------------

(1) Each contract year, the contract owner may withdraw without a CDSC any amount in order for the contract to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

    a)  10% of all purchase payments made to the contract; or

    b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

    This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").


  Withdrawals may be restricted for contracts issued as Tax Sheltered Annuities or contracts issued to fund qualified plans due to Internal Revenue Code restrications.


MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE.............................$30(2)


VARIABLE ACCOUNT CHARGES(3)
(as a percentage of daily net assets of the variable account.)


Mortality and Expense Risk Charge.............1.25%
Administration Charge.........................0.05%
     Total Variable Account Charges...........1.30%

(2) The Contract Maintenance Charge is deducted on each contract anniversary and on the date of surrender when a contract is surrendered in full.

(3) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.


LOAN PROCESSING FEE

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Qualified Contracts and Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)


--------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1      Total Mutual
                                                             Fees         Expenses         Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       1.00%          0.00%          0.00%          1.00%
Century VP Advantage
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       0.90%          0.00%          0.00%          0.90%
Century VP Balanced
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               0.58%          0.07%          0.00%          0.65%
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Balanced Portfolio                     0.85%          0.17%          0.00%          1.02%
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                              0.60%          0.14%          0.00%          0.74%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                   0.50%          0.15%          0.00%          0.65%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                      0.39%          0.15%          0.00%          0.54%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                      0.58%          0.14%          0.00%          0.72%
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.


Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


--------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1      Total Mutual
                                                             Fees         Expenses         Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               0.58%          0.07%          0.00%          0.65%
--------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The chart reflects expenses of both the variable account and the underlying mutual funds.

A 7 year CDSC schedule and a variable account charge of 1.30% are assumed.

In addition, the chart reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average account value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                        time period              applicable time period               time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.   3 Yrs  5 Yrs   10 Yrs   1 Yr  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs   10 Yrs
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        96     125    164     291      26    79     135     291      *     79     135     291
Portfolios, Inc. - American
Century VP Advantage
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        95     121    156     281      25    76     129     281      *     76     129     281
Portfolios, Inc. - American
Century VP Balanced
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio    92     113    143     281      22    68     116     255      *     68     116     255
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Balanced    96     124    163     293      26    79     136     293      *     79     136     293
Portfolio
--------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund   93     116    148     264      23    71     121     264      *     71     121     264
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund        92     113    143     255      22    68     116     255      *     68     116     255
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund           91     109    137     243      21    64     110     243      *     64     110     243
--------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           93     115    147     262      23    70     120     262      *     70     120     262
--------------------------------------------------------------------------------------------------------------------------


* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts.

The contracts can be categorized as:

    o   Non-Qualified;
    o   Individual Retirement Annuities;
    o   SEP IRAs;
    o   Roth IRAs;

    o   Tax Sheltered Annuities; or

    o   Qualified.


For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

---------------------------------------------------------
                      MINIMUM INITIAL       MINIMUM
     CONTRACT            PURCHASE          SUBSEQUENT
       TYPE              PAYMENT           PAYMENTS
---------------------------------------------------------
Non-Qualified             $1,500              $0
---------------------------------------------------------
IRA                         $0                $0
---------------------------------------------------------
SEP IRA                     $0                $0
---------------------------------------------------------
Roth IRA                    $0                $0
---------------------------------------------------------
Tax Sheltered Annuity       $0                $0
---------------------------------------------------------
Qualified                   $0                $0
---------------------------------------------------------

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").


Nationwide deducts an Administration Charge equal to an annual rate of 0.05% of the daily net assets of the variable account. Nationwide assesses this charge to reimburse it for administrative expenses relating to contract issuance and maintenance (see "Administration Charge").


A $30 Contract Maintenance Charge is assessed against each contract on the contract anniversary and on the date of surrender when the contract is surrendered in full (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION


How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").


TEN DAY FREE LOOK


Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").


FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an

Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


Nationwide is a stock life insurance company organized under Ohio law in February, 1981. Nationwide is a member of the Nationwide group of companies with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in 48 states and the District of Columbia.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:

o   the contract is not transferable by the owner;

o   the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o   the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy certain requirements:

o   minimum participation rules;

o   top-heavy contribution rules;

o   nondiscriminatory allocation rules; and

o   requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

ROTH IRAS

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

o   the contract is not transferable by the owner;

o   the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o   the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement that should have been received when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a

Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.


INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS


Nationwide VA Separate Account-A is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 6, 1987, pursuant to Ohio law. The variable account was originally established as the "Financial Horizons VA Separate Account - 1." Subsequently, the name was changed to "Nationwide VA Separate Account - A" by a Board of Directors resolution. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.


Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

    1) shares of a current underlying mutual fund are no longer available for investment; or

    2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rates(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.


All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.


Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.


Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.


CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

The charges are as follows:

------------------------------------------------------
  ANNUAL CONTRACT                TYPE OF
 MAINTENANCE CHARGE             CONTRACT
                                 ISSUED
------------------------------------------------------
                  o   Non-Qualified Contracts
       $30.00     o   IRAs
                  o   Tax Sheltered Annuities
                      sold before May 1, 1992
                  o   Qualified Contracts
                      sold before May 1, 1992.(1)
------------------------------------------------------
                  o   Tax Sheltered Annuities
       $12.00         sold on or after May 1, 1992.(2)
------------------------------------------------------
                  o   Qualified Contracts and SEP-IRA
  $30.00 to $0.00     Contracts sold on or after
                      May 1, 1992.(3)
------------------------------------------------------

(1) If an Internal Revenue Code Section 401 plan funded by the contracts was established before May 1, 1992, all contracts subsequently issued under that plan will have an annual Contract Maintenance Charge of $30.00.

(2) The Contract Maintenance Charge for these plans may be lowered to reflect administrative savings.

(3) Nationwide uses internal underwriting guidelines to determine the Contract Maintenance Charge for these contract types. These guidelines include: the size of the group, the average participant account balance to be transferred, if any, and administrative savings. Contract Maintenance Charges for these contracts will vary in $5.00 increments between $0 and $30.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance

Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.


The Mortality Risk Charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge is equal to an annual rate of 0.45% of the daily net assets of the variable account. The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.


If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 0.05% of the daily net assets of the variable account.

The Administration Charge compensates Nationwide for administrative expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.


For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)


The CDSC applies as follows:
---------------------------------------------------------
 Number of Years from Date               CDSC
    of Purchase Payment               Percentage
---------------------------------------------------------
             0                            7%
---------------------------------------------------------
             1                            6%
---------------------------------------------------------
             2                            5%
---------------------------------------------------------
             3                            4%
---------------------------------------------------------
             4                            3%
---------------------------------------------------------
             5                            2%
---------------------------------------------------------
             6                            1%
---------------------------------------------------------
             7                            0%
---------------------------------------------------------


The CDSC is used to cover sales expenses, including commissions (maximum of 6.08% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be sujbect to federal income tax. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.


Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second contract year, a contract owner may withdraw without a CDSC the greater of:

    (a) 10% of all purchase payments; or

    (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

    (1) upon the annuitization of contracts which have been in force for at least two years;

    (2) upon payment of a death benefit; or

    (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account and the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

Nationwide will waive the CDSC on Qualified Contracts, Tax Sheltered Annuities, and SEP IRAs when:

o the plan participant experiences a hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Section 401(k));

o the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

o the plan participant reaches age 59 1/2 and has participated in the contract for least 5 years (as determined from the previous contract anniversary);

o the plan participant has participated in the contract for at least 15 years (as determined from the previous contract anniversary);

o   the plan participant dies; or

o   the contract is annuitized after 2 years from the date of contract issuance.

Nationwide will waive the CDSC on Non-Qualified Contracts and IRAs other than SEP IRAs when:

o   the annuitant dies; or

o   the contract is annuitized after 2 years from the date of contract issuance.

Nationwide may waive or reduce the CDSC for Non-Qualified Contracts when sales are made without commission or other standard distribution expenses, resulting in savings of distribution costs.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES


Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.


If applicable, Nationwide will deduct premium taxes from the contract either at:

    (1) the time the contract is surrendered;

    (2) annuitization; or

    (3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

    o   on a Nationwide form;

    o   signed by the contract owner; and

    o   received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

    o   joint owners can only be named for Non-Qualified Contracts;

    o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

    o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

    o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

    o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

---------------------------------------------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
---------------------------------------------------------
Non-Qualified             $1,500              $0
---------------------------------------------------------
IRA                         $0                $0
---------------------------------------------------------
Roth IRA                    $0                $0
---------------------------------------------------------
SEP IRA                     $0                $0
---------------------------------------------------------
Tax Sheltered               $0                $0
Annuity
---------------------------------------------------------
Qualified                   $0                $0
---------------------------------------------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

    (1) trading on the New York Stock Exchange is restricted;

    (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

    (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.


Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.


ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)  the value of amounts allocated to the sub-accounts of the variable account;
    and

2)  amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

    (a) is:

        (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and


        (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);


    (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

    (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

    1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

    2)  adding any interest earned on the amounts allocated.


TRANSFERS PRIOR TO ANNUTIZATION


Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than

10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.


Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation date.

TRANSFERS AFTER ANNUITIZATION


After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

    a)  the amount requested; or

    b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o   the participant dies;

o   the participant retires;

o   the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

Due to the restrictions described above, a participant under this plan will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Plan or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

    1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
        Section 72(m)(7)); or

    2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.  The surrender limitations described in Section A also apply to:

    1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

    2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

    3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Plan terms and the Internal Revenue Code may modify surrender provisions when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------------------------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------------------------------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------------------------------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------------------------------------------------

---------------------------------------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------------------------------------------------
* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST


The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.


Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

    o   the contract is surrendered;

    o   the contract owner/annuitant dies;

    o   the contract owner who is not the annuitant dies prior to annuitization;
        or

    o   annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

IRAs, Roth IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the NSAT Government Bond Fund, and the NSAT Money Market Fund to any other underlying mutual fund. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value when the Dollar Cost Averaging program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.


SYSTEMATIC WITHDRAWALS


Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.


A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

    1) 10% of all purchase payments made to the contract as of the withdrawal date; or

    2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.


Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

    1)  an annuity payment option; and

    2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an age last birthday basis by:

    1)  deducting applicable premium taxes from the total contract value; then

    2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an age last birthday basis by:

    1)  deducting applicable premium taxes from the total contract value; then

    2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

    o the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

    o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the annuitant becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS


If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.


The beneficiary may elect to receive the death benefit:

    (1) in a lump sum;

    (2) as an annuity; or

    (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide receives:

    (1) proper proof of the annuitant's death;

    (2) an election specifying the distribution method; and

    (3) any state required form(s).

For contracts issued BEFORE May 1, 1991, the death benefit will be the greater of:

    1)  the contract value; or

    2)  the total of all purchase payments, less any amounts surrendered.

For contracts issued ON OR AFTER May 1, 1991 UP TO the later of May 1, 1998 or a date insurance authorities approve applicable contract modifications, if the annuitant dies before his or her 75th birthday, the death benefit will be the greater of:

    1)  the contract value; or

    2) the total of all purchase payments, increased at an annual rate of 5% simple interest for each year the purchase payment is in force, less any amounts previously surrendered.

For contracts issued ON OR AFTER the later of May 1, 1998 or the date state insurance authorities approve applicable contract modifications, the death benefit will be the greater of:

    1)  the contract value; or

    2) the total of all purchase payments, increased at an annual rate of 5% simple interest for each year the purchase payment is in force, less an adjustment for amounts previously surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date of the partial surrender.

Some states prohibit the use of the death benefit described in this provision (e.g. North Carolina). For contracts issued in NORTH CAROLINA BEFORE May 1, 1998, the death benefit will be the greater of:

    1)  the contract value; or

    2)  the total of all purchase payments, less any amounts surrendered.

For contracts issued in NORTH CAROLINA ON OR AFTER May 1, 1998, the death benefit will be the greater of:

    1) the contract value; or

    2) the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

For all contracts, if the annuitant dies on or after his or her 75th birthday, the death benefit will be the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

    1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

    2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

        a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

        b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

    a) the death of the annuitant will be treated as the death of a contract owner;

    b) any change of annuitant will be treated as the death of a contract owner; and

    c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans and Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

    a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

    b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

    a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

    b)  the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

    a)  the annuitant's life expectancy; or, if applicable,

    b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

    a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

    b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS AND SEP IRAS

Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

    a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

    b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

    a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

        1) treat the contract as an IRA or SEP IRA established for his or her benefit; or

        2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

    b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior nontaxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

IRA and SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

    a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

        1)  treat the contract as a Roth IRA established for his or her benefit;
            or

        2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

    b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES


The tax consequences of purchasing a contract described in this prospectus will depend on:

o   the type of contract purchased;

o   the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o   Individual Retirement Annuities;

o   SEP IRAs;

o   Roth IRAs;

o   Tax Sheltered Annuities; and

o   "Non-Qualified Annuities."

Individual Retirement Annuities and SEP IRAs

Distributions from Individual Retirement Annuities and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o   made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o   used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions."
A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o   it is made on or after the date on which the contract owner attains age
    59 1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o   it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A nonqualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If nonqualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o   made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o   for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o   made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o   for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

o   the result of a contract owner's death;

o the result of a contract owner's disability, as defined in the Internal Revenue Code;

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o   is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o   acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans; or

o purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o   the distribution is made directly to another Tax Sheltered Annuity or IRA;
    or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.


In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

    1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

    2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

    1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

    2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

    o   a transfer of the contract from one contract owner to another; or

    o   a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

    a) an individual who is two or more generations younger than the contract owner; or

    b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

    o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

    o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

    o   the failure to diversify was accidental;

    o   the failure is corrected; and

    o   a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

    o   statements showing the contract's quarterly activity;

    o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

    o semi-annual reports as of June 30 containing financial statements for the variable account; and

    o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

    o   precious metals;
    o   real estate;
    o   stocks and bonds;
    o   closed-end funds;

    o   bank money market deposit accounts and passbook savings;
    o   CDs; and
    o   the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

    o   S&P 500;
    o   Shearson/Lehman Intermediate Government/Corporate Bond Index;
    o   Shearson/Lehman Long-Term Government/Corporate Bond Index;
    o   Donoghue Money Fund Average;
    o   U.S. Treasury Note Index;
    o   Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
    o   Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

    o   Lipper Analytical Services, Inc.;
    o   CDA/Wiesenberger;
    o   Morningstar;
    o   Donoghue's;
    o   magazines such as:
        *   Money;
        *   Forbes;
        *   Kiplinger's Personal Finance Magazine;
        *   Financial World;
        *   Consumer Reports;
        *   Business Week;
        *   Time;
        *   Newsweek;
        *   National Underwriter; and
        *   News and World Report;
    o   LIMRA;
    o   Value;
    o   Best's Agent Guide;
    o   Western Annuity Guide;
    o   Comparative Annuity Reports;
    o   Wall Street Journal;
    o   Barron's;
    o   Investor's Daily;
    o   Standard & Poor's Outlook; and
    o   Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                      PAGE
General Information and History..........................................1
Services.................................................................1
Purchase of Securities Being Offered.....................................2
Underwriters.............................................................2
Calculations of Performance..............................................2
Annuity Payments.........................................................3
Financial Statements.....................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AVAILABLE FOR ALL CONTRACTS

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities.


NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.


     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 1991:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP ADVANTAGE
     Investment Objective: To seek current income and capital growth by investing in three types of securities. The Fund's investment manager intends to invest approximately (i) 20% of the Fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents; (ii) 40% of the Fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (iii) 40% of the Fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the Fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the Fund will achieve its investment objective.

     (Although the Statement of Additional Information for American Century Variable Portfolios, Inc. refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming contract owners will receive cash from Nationwide.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for the VIP and its portfolios.

     VIP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that this Portfolio makes the most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger and Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

     BALANCED PORTFOLIO
     Investment Objective: To provide long-term capital growth and reasonable current income without undue risk to principal. This Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The investment adviser anticipates that the Balanced Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the investment adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for accumulation units outstanding throughout the period.


----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
American Century              18.120337          20.524598              13.27%               332,045       1999
Variable Portfolios,
Inc. - American Century  ---------------------------------------------------------------------------------------------
VP Advantage - Q              15.665795          18.120337              15.67%               422,481       1998
----------------------------------------------------------------------------------------------------------------------
                              14.067634          15.665795              11.36%               489,435       1997
----------------------------------------------------------------------------------------------------------------------
                              13.047149          14.067634               7.82%               554,216       1996
----------------------------------------------------------------------------------------------------------------------
                              11.322395          13.047149              15.23%               579,792       1995
----------------------------------------------------------------------------------------------------------------------
                              11.353606          11.322395              -0.27%               637,521       1994
----------------------------------------------------------------------------------------------------------------------
                              10.766992          11.353606               5.45%               631,100       1993
----------------------------------------------------------------------------------------------------------------------
                              11.335232          10.766992              -5.01%               567,361       1992
----------------------------------------------------------------------------------------------------------------------
                              10.000000          11.335232              13.35%                81,644       1991
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
American Century              18.120337          20.524598              13.27%               229,539       1999
Variable Portfolios,
Inc. - American Century  ---------------------------------------------------------------------------------------------
VP Advantage - NQ             15.665795          18.120337              15.67%               292,874       1998
----------------------------------------------------------------------------------------------------------------------
                              14.067634          15.665795              11.36%               338,288       1997
----------------------------------------------------------------------------------------------------------------------
                              13.047149          14.067634               7.82%               361,130       1996
----------------------------------------------------------------------------------------------------------------------
                              11.322395          13.047149              15.23%               381,019       1995
----------------------------------------------------------------------------------------------------------------------
                              11.353606          11.322395              -0.27%               435,585       1994
----------------------------------------------------------------------------------------------------------------------
                              10.766992          11.353606               5.45%               394,569       1993
----------------------------------------------------------------------------------------------------------------------
                              11.335232          10.766992              -5.01%               381,308       1992
----------------------------------------------------------------------------------------------------------------------
                              10.000000          11.335232              13.35%                74,095       1991
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
American Century              10.000000          10.579044               5.79%                 4,511       1999**
Variable Portfolios,
Inc. - American Century  ---------------------------------------------------------------------------------------------
VP Balanced - Q
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
American Century              10.000000          10.579044               5.79%                 3,648       1999**
Variable Portfolios,
Inc. - American Century  ---------------------------------------------------------------------------------------------
VP Balanced - NQ
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth           32.787648          44.477104              35.65%             1,673,903       1999
Portfolio - Q
----------------------------------------------------------------------------------------------------------------------
                              23.814680          32.787648              37.68%             1,927,875       1998
----------------------------------------------------------------------------------------------------------------------
                              19.539984          23.814680              21.88%             2,108,887       1997
----------------------------------------------------------------------------------------------------------------------
                              17.260484          19.539984              13.21%             2,179,554       1996
----------------------------------------------------------------------------------------------------------------------
                              12.918431          17.260484              33.61%             2,115,940       1995
----------------------------------------------------------------------------------------------------------------------
                              13.090637          12.918431              -1.32%             2,002,526       1994
----------------------------------------------------------------------------------------------------------------------
                              11.110754          13.090637              17.82%             1,261,476       1993
----------------------------------------------------------------------------------------------------------------------
                              10.000000          11.110754              11.11%               230,277       1992
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth           32.787648          44.477104              35.65%             1,162,117       1999
Portfolio - NQ
----------------------------------------------------------------------------------------------------------------------
                              23.814680          32.787648              37.68%             1,322,563       1998
----------------------------------------------------------------------------------------------------------------------
                              19.539984          23.814680              21.88%             2,108,887       1997
----------------------------------------------------------------------------------------------------------------------
                              17.260484          19.539984              13.21%             1,424,891       1996
----------------------------------------------------------------------------------------------------------------------
                              12.918431          17.260484              33.61%             1,355,537       1995
----------------------------------------------------------------------------------------------------------------------
                              13.090637          12.918431              -1.32%             1,277,932       1994
----------------------------------------------------------------------------------------------------------------------
                              11.110754          13.090637              17.82%               774,591       1993
----------------------------------------------------------------------------------------------------------------------
                              10.000000          11.110754              11.11%               106,598       1992
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT          19.595500          28.832573              31.83%               635,349       1999
Balanced Portfolio - Q
----------------------------------------------------------------------------------------------------------------------
                              17.698323          19.595500              10.72%               804,995       1998
----------------------------------------------------------------------------------------------------------------------
                              15.011108          17.698323              17.90%               881,853       1997
----------------------------------------------------------------------------------------------------------------------
                              14.230121          15.011108               5.49%               972,426       1996
----------------------------------------------------------------------------------------------------------------------
                              11.649194          14.230121              22.16%             1,005,274       1995
----------------------------------------------------------------------------------------------------------------------
                              12.212412          11.649194              -4.61%             1,054,136       1994
----------------------------------------------------------------------------------------------------------------------
                              11.622919          12.212412               5.07%               865,795       1993
----------------------------------------------------------------------------------------------------------------------
                              10.898230          11.622919               6.65%               340,227       1992
----------------------------------------------------------------------------------------------------------------------
                              10.000000          10.898230               8.98%                75,420       1991
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT          19.595500          28.832573              31.83%               502,717       1999
Balanced Portfolio - NQ
----------------------------------------------------------------------------------------------------------------------
                              17.698323          19.595500              10.72%               618,690       1998
----------------------------------------------------------------------------------------------------------------------
                              15.011108          17.698323              17.90%               677,902       1997
----------------------------------------------------------------------------------------------------------------------
                              14.230121          15.011108               5.49%               692,598       1996
----------------------------------------------------------------------------------------------------------------------
                              11.649194          14.230121              22.16%               720,442       1995
----------------------------------------------------------------------------------------------------------------------
                              12.212412          11.649194              -4.61%               750,875       1994
----------------------------------------------------------------------------------------------------------------------
                              11.622919          12.212412               5.07%               585,961       1993
----------------------------------------------------------------------------------------------------------------------
                              10.898230          11.622919               6.65%               220,551       1992
----------------------------------------------------------------------------------------------------------------------
                              10.000000          10.898230               8.98%                60,640       1991
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NSAT - Capital                30.616503          31.511115               2.92%               294,662       1999
Appreciation Fund - Q
----------------------------------------------------------------------------------------------------------------------
                              23.867569          30.616503              28.28%               341,118       1998
----------------------------------------------------------------------------------------------------------------------
                              17.979967          23.867569              32.75%               304,490       1997
----------------------------------------------------------------------------------------------------------------------
                              14.442619          17.979967              24.49%               266,039       1996
----------------------------------------------------------------------------------------------------------------------
                              11.311683          14.442619              27.68%               225,959       1995
----------------------------------------------------------------------------------------------------------------------
                              11.564256          11.311683              -2.18%               208,910       1994
----------------------------------------------------------------------------------------------------------------------
                              10.689287          11.564256               8.19%               147,387       1993
----------------------------------------------------------------------------------------------------------------------
                              10.000000          10.689287               6.89%                76,891       1992
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NSAT - Capital                30.616503          31.511115               2.92%               215,996       1999
Appreciation Fund - NQ
----------------------------------------------------------------------------------------------------------------------
                              23.867569          30.616503              28.28%               275,617       1998
----------------------------------------------------------------------------------------------------------------------
                              17.979967          23.867569              32.75%               248,251       1997
----------------------------------------------------------------------------------------------------------------------
                              14.442619          17.979967              24.49%               203,910       1996
----------------------------------------------------------------------------------------------------------------------
                              11.311683          14.442619              27.68%               150,819       1995
----------------------------------------------------------------------------------------------------------------------
                              11.564256          11.311683              -2.18%               133,507       1994
----------------------------------------------------------------------------------------------------------------------
                              10.689287          11.564256               8.19%                83,313       1993
----------------------------------------------------------------------------------------------------------------------
                              10.000000          10.689287               6.89%                26,931       1992
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NSAT - Government Bond        21.148524          20.383584              -3.62%               566,135       1999
Fund - Q
----------------------------------------------------------------------------------------------------------------------
                              19.674364          21.148524               7.49%               765,133       1998
----------------------------------------------------------------------------------------------------------------------
                              18.176386          19.674364               8.24%               829,592       1997
----------------------------------------------------------------------------------------------------------------------
                              17.796519          18.176386               2.13%               980,638       1996
----------------------------------------------------------------------------------------------------------------------
                              15.183984          17.796519              17.21%             1,126,015       1995
----------------------------------------------------------------------------------------------------------------------
                              15.897022          15.183984              -4.49%             1,239,363       1994
----------------------------------------------------------------------------------------------------------------------
                              14.70659           15.897022               8.09%             1,367,157       1993
----------------------------------------------------------------------------------------------------------------------
                              13.813851          14.706659               6.46%               752,340       1992
----------------------------------------------------------------------------------------------------------------------
                              11.992728          13.813851              15.19%               274,658       1991
----------------------------------------------------------------------------------------------------------------------
                              11.097621          11.992728               8.07%                57,830       1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NSAT - Government Bond        21.148524          20.383584              -3.62%               515,438       1999
Fund - NQ
----------------------------------------------------------------------------------------------------------------------
                              19.674364          21.148524               7.49%               717,431       1998
----------------------------------------------------------------------------------------------------------------------
                              18.176386          19.674364               8.24%               811,841       1997
----------------------------------------------------------------------------------------------------------------------
                              17.796519          18.176386               2.13%               925,418       1996
----------------------------------------------------------------------------------------------------------------------
                              15.183984          17.796519              17.21%             1,070,693       1995
----------------------------------------------------------------------------------------------------------------------
                              15.897022          15.183984              -4.49%             1,252,040       1994
----------------------------------------------------------------------------------------------------------------------
                              14.706659          15.897022               8.09%             1,621,366       1993
----------------------------------------------------------------------------------------------------------------------
                              13.813851          14.706659               6.46%               907,407       1992
----------------------------------------------------------------------------------------------------------------------
                              11.992728          13.813851              15.19%               273,526       1991
----------------------------------------------------------------------------------------------------------------------
                              11.097621          11.992728               8.07%                26,224       1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NSAT - Money Market           14.772116          15.286929               3.49%               153,537       1999
Fund - Q*
----------------------------------------------------------------------------------------------------------------------
                              14.217123          14.772116               3.90%               158,971       1998
----------------------------------------------------------------------------------------------------------------------
                              13.684658          14.217123               3.89%               140,599       1997
----------------------------------------------------------------------------------------------------------------------
                              13.190835          13.684658               3.74%               198,448       1996
----------------------------------------------------------------------------------------------------------------------
                              12.648732          13.190835               4.29%               198,306       1995
----------------------------------------------------------------------------------------------------------------------
                              12.335970          12.648732               2.54%               243,508       1994
----------------------------------------------------------------------------------------------------------------------
                              12.163583          12.335970               1.42%               219,425       1993
----------------------------------------------------------------------------------------------------------------------
                              11.918088          12.163583               2.06%                81,507       1992
----------------------------------------------------------------------------------------------------------------------
                              11.409868          11.918088               4.45%                30,026       1991
----------------------------------------------------------------------------------------------------------------------
                              10.697214          11.409868               6.66%                12,581       1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NSAT - Money Market           14.772116          15.286929               3.49%               210,561       1999
Fund - NQ*
----------------------------------------------------------------------------------------------------------------------
                              14.217123          14.772116               3.90%               155,307       1998
----------------------------------------------------------------------------------------------------------------------
                              13.684658          14.217123               3.89%               116,206       1997
----------------------------------------------------------------------------------------------------------------------
                              13.190835          13.684658               3.74%                77,424       1996
----------------------------------------------------------------------------------------------------------------------
                              12.648732          13.190835               4.29%               116,648       1995
----------------------------------------------------------------------------------------------------------------------
                              12.335970          12.648732               2.54%               201,493       1994
----------------------------------------------------------------------------------------------------------------------
                              12.163583          12.335970               1.42%                22,994       1993
----------------------------------------------------------------------------------------------------------------------
                              11.918088          12.163583               2.06%                17,994       1992
----------------------------------------------------------------------------------------------------------------------
                              11.409868          11.918088               4.45%                17,458       1991
----------------------------------------------------------------------------------------------------------------------
                              10.697214          11.409868               6.66%                 7,048       1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NSAT - Total Return           34.097665          35.991074               5.55%             1,184,267       1999
Fund - Q
----------------------------------------------------------------------------------------------------------------------
                              29.258290          34.097665              16.54%             1,467,465       1998
----------------------------------------------------------------------------------------------------------------------
                              22.903028          29.258290              27.75%             1,599,168       1997
----------------------------------------------------------------------------------------------------------------------
                              19.046261          22.903028              20.25%             1,595,854       1996
----------------------------------------------------------------------------------------------------------------------
                              14.947703          19.046261              27.42%             1,532,690       1995
----------------------------------------------------------------------------------------------------------------------
                              14.983077          14.947703              -0.24%             1,489,726       1994
----------------------------------------------------------------------------------------------------------------------
                              13.685960          14.983077               9.48%               940,099       1993
----------------------------------------------------------------------------------------------------------------------
                              12.817934          13.685960               6.77%               422,454       1992
----------------------------------------------------------------------------------------------------------------------
                               9.377328          12.817934              36.69%               211,385       1991
----------------------------------------------------------------------------------------------------------------------
                              10.331410           9.377328              -9.23%               104,570       1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NSAT - Total Return           34.097665          35.991074               5.55%               910,449       1999
Fund - NQ
----------------------------------------------------------------------------------------------------------------------
                              29.258290          34.097665              16.54%             1,111,401       1998
----------------------------------------------------------------------------------------------------------------------
                              22.903028          29.258290              27.75%             1,225,202       1997
----------------------------------------------------------------------------------------------------------------------
                              19.046261          22.903028              20.25%             1,212,306       1996
----------------------------------------------------------------------------------------------------------------------
                              14.947703          19.046261              27.42%             1,144,873       1995
----------------------------------------------------------------------------------------------------------------------
                              14.983077          14.947703              -0.24%             1,101,155       1994
----------------------------------------------------------------------------------------------------------------------
                              13.685960          14.953077               9.48%               695,447       1993
----------------------------------------------------------------------------------------------------------------------
                              12.817934          13.685960               6.77%               260,054       1992
----------------------------------------------------------------------------------------------------------------------
                               9.377328          12.817934              36.69%               134,155       1991
----------------------------------------------------------------------------------------------------------------------
                              10.331410           9.377328              -9.23%                69,634       1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

* The 7-day yield on the NSAT Money Market Fund as of December 31, 1999, was 4.08%.

** The American Century Variable Portfolios, Inc. - American Century VP Balanced was added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting from May 1, 1999 through December 31, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2000


                       DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                    THROUGH NATIONWIDE VA SEPARATE ACCOUNT-A


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 182008, Columbus, Ohio 43218-2008, or by calling 1-800-533-5622, TDD
1-800-238-3035.


                                TABLE OF CONTENTS

                                                                      PAGE
General Information and History.........................................1
Services................................................................1
Purchase of Securities Being Offered....................................2
Underwriters............................................................2
Calculations of Performance.............................................2
Annuity Payments........................................................3
Financial Statements....................................................4

GENERAL INFORMATION AND HISTORY


The Nationwide VA Separate Account-A is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide Life Insurance Company. During the years ending December 31, 1999, 1998, and 1997, no underwriting commissions have been paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1999, the NSAT Money Market Fund's seven-day current unit value yield was 4.08%. The NSAT Money Market Fund effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund. At December 31, 1999, the NSAT Money Market Fund's effective yield was 4.16%.


The NSAT Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different basis or another method of calculation is used.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report
                          ----------------------------

TheBoard of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999



ASSETS:
   Investments at market value:

      American Century VP - American Century VP Advantage (ACVPAdv)
         1,617,011 shares (cost $9,657,083) ...............................   $ 11,642,476
      American Century VP - American Century VP Balanced (ACVPBal)
         11,080 shares (cost $84,996) .....................................         86,311
      Federated IS - Federated American Leaders Fund II (FedAmLead)
         1,584 shares (cost $27,170) ......................................         32,977
      Federated IS - Federated High Income Bond Fund II (FedHiInc)
         14,560 shares (cost $149,298) ....................................        149,096
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         8,824 shares (cost $223,312) .....................................        226,871
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         2,300,177 shares (cost $67,717,547) ..............................    126,348,709
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,407 shares (cost $28,162) ......................................         38,603
      MFS(R)VIT - Emerging Growth Series (MFSEmGrSe)
         6,900 shares (cost $234,108) .....................................        261,800
      MFS(R)VIT - Total Return Series (MFSTotReSe)
         1,571 shares (cost $23,368) ......................................         27,881
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         625,882 shares (cost $13,443,531) ................................     16,091,417
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         2,043,292 shares (cost $22,720,551) ..............................     22,047,125
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         5,542,922 shares (cost $5,542,922) ...............................      5,542,922
      Nationwide SAT - Total Return Fund (NSATTotRe)
         4,013,147 shares (cost $51,895,668) ..............................     75,487,293
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         1,410,974 shares (cost $21,672,491) ..............................     29,475,244
                                                                             -------------
            Total investments .............................................    287,458,725

   Accounts receivable ....................................................         39,136
                                                                             -------------
            Total assets ..................................................    287,497,861

ACCOUNTS PAYABLE ..........................................................          5,832
                                                                             -------------
CONTRACT OWNERS' EQUITY ...................................................  $ 287,492,029
                                                                             =============



                                                                                                                 ANNUAL
Contract owners' equity represented by:                       UNITS                UNIT VALUE                   RETURN(b)
                                                           ----------             ------------                 -----------
   Contracts in accumulation phase:
   VA contracts:
      American Century VP - American Century
      VP Advantage:
         Tax qualified ..................................    332,045              $ 20.524598   $ 6,815,090         13%
         Non-tax qualified ..............................    229,539                20.524598     4,711,196         13%
      American Century VP - American Century
      VP Balanced:
         Tax qualified ..................................      4,511                10.579044        47,722          6%(a)
         Non-tax qualified ..............................      3,648                10.579044        38,592          6%(a)
      Fidelity VIP - Growth Portfolio:
         Tax qualified ..................................  1,673,903                44.477104    74,450,358         36%
         Non-tax qualified ..............................  1,162,117                44.477104    51,687,599         36%
      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ..................................    294,662                31.511115     9,285,128          3%
         Non-tax qualified ..............................    215,996                31.511115     6,806,275          3%
      Nationwide SAT - Government Bond Fund:
         Tax qualified ..................................    566,135                20.383584    11,539,860        (4)%
         Non-tax qualified ..............................    515,438                20.383584    10,506,474        (4)%
      Nationwide SAT - Money Market Fund:
         Tax qualified ..................................    153,537                15.286929     2,347,109          3%
         Non-tax qualified ..............................    210,561                15.286929     3,218,831          3%
      Nationwide SAT - Total Return Fund:
         Tax qualified ..................................  1,184,267                35.991074    42,623,041          6%
         Non-tax qualified ..............................    910,449                35.991074    32,768,037          6%
      Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified ..................................    635,349                25.832573    16,412,699         32%
         Non-tax qualified ..............................    502,717                25.832573    12,986,474         32%

   VA-II Eagle Choice contracts:
      Federated IS - Federated American
      Leaders Fund II:
         Non-tax qualified ..............................      1,743                18.918772        32,975          5%
      Federated IS- Federated High Income
      Bond Fund II:
         Non-tax qualified ..............................     11,549                12.910046       149,098          1%
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ..................................        870                22.111001        19,237          5%
         Non-tax qualified ..............................      9,391                22.111001       207,644          5%
      Fidelity VIP - Overseas Portfolio:
         Non-tax qualified ..............................      2,025                19.064716        38,606         41%
      MFS(R)VIT - Emerging Growth Series:
         Non-tax qualified ..............................      8,182                31.998468       261,811         74%
      MFS(R)VIT - Total Return Series:
         Non-tax qualified ..............................      1,840                15.148464        27,873          2%
                                                            ========              ===========
   Reserves for annuity contracts in payout phase:
         Tax qualified ..................................                                           336,409
         Non-tax qualified ..............................                                           173,891
                                                                                              -------------
                                                                                              $ 287,492,029
                                                                                              =============


(a) Non-annualized. The return was computed for the period 5/03/99 (effective date) through 12/31/99.
(b) The annual return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                  Total                          ACVPAdv                 ACVPBal
                                                     ------------------------------  ------------------------------   -------------
                                                           1999            1998            1999            1998            1999
                                                     --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................. $    3,255,026       4,323,281         368,099         292,829               -
  Mortality, expense and administration
    charges (note 2):
        VA .........................................     (3,701,193)     (3,566,159)       (159,932)       (169,541)           (126)
        VA II Convertible ..........................         (9,035)         (7,761)              -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment activity.........................       (455,202)        749,361         208,167         123,288            (126)
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold.............     76,066,491      47,150,221       3,996,392       2,219,938         103,952
  Cost of mutual fund shares sold...................    (52,019,348)    (34,852,430)     (3,196,791)     (1,802,163)       (102,763)
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments.............     24,047,143      12,297,791         799,601         417,775           1,189
  Change in unrealized gain (loss) on investments ..      7,067,797      20,267,908        (390,009)        311,134           1,314
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments..................     31,114,940      32,565,699         409,592         728,909           2,503
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains..........................     17,278,993      20,912,139         873,779       1,101,845               -
                                                     --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............     47,938,731      54,227,199       1,491,538       1,954,042           2,377
                                                     --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................      5,998,345      10,088,676         307,721         354,994          29,911
  Transfers between funds...........................              -               -          79,277        (481,562)         54,027
  Redemptions.......................................    (57,494,565)    (28,935,591)     (3,737,848)     (1,643,694)              -
  Annuity benefits..................................        (47,771)        (16,464)        (10,076)         (1,666)              -
  Annual contract maintenance charge (note 2) ......       (251,603)       (257,516)        (13,992)        (15,108)             (6)
  Contingent deferred sales charges (note 2) .......       (401,734)       (291,222)        (22,851)        (13,666)              -
  Adjustments to maintain reserves..................         10,114          22,883             438           2,936               -
                                                     --------------  --------------  --------------  --------------   -------------
      Net equity transactions.......................    (52,187,214)    (19,389,234)     (3,397,331)     (1,797,766)         83,932
                                                     --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............     (4,248,483)     34,837,965      (1,905,793)        156,276          86,309
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........    291,740,512     256,902,547      13,548,557      13,392,281               -
                                                     --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............... $  287,492,029     291,740,512      11,642,764      13,548,557          86,309
                                                     ==============  ==============  ==============  ==============   =============


                                                         ACVPBal                FedAmLead
                                                      --------------  ------------------------------
                                                           1998             1999            1998
                                                      --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              -             292             134
  Mortality, expense and administration
    charges (note 2):
        VA ..........................................              -               -               -
        VA II Convertible ...........................              -            (462)           (412)
                                                      --------------  --------------  --------------
    Net investment activity..........................              -            (170)           (278)
                                                      --------------  --------------  --------------

  Proceeds from mutual fund shares sold..............              -             555             418
  Cost of mutual fund shares sold....................              -            (406)           (311)
                                                      --------------  --------------  --------------
    Realized gain (loss) on investments..............              -             149             107
  Change in unrealized gain (loss) on investments ...              -          (1,292)          2,772
                                                      --------------  --------------  --------------
    Net gain (loss) on investments...................              -          (1,143)          2,879
                                                      --------------  --------------  --------------
  Reinvested capital gains...........................              -           2,940           1,720
                                                      --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.............              -           1,627           4,321
                                                      --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................              -               -               -
  Transfers between funds............................              -               -               -
  Redemptions........................................              -               -               -
  Annuity benefits...................................              -               -               -
  Annual contract maintenance charge (note 2) .......              -               -               -
  Contingent deferred sales charges (note 2) ........              -               -               -
  Adjustments to maintain reserves...................              -              (6)             (3)
                                                      --------------  --------------  --------------
      Net equity transactions........................              -              (6)             (3)
                                                      --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................              -           1,621           4,318
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........              -          31,352          27,034
                                                      --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................              -          32,973          31,352
                                                      ==============  ==============  ==============

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                              FedHIInc                       FidVIPEI                 FidVIPGr
                                                  ------------------------------  ------------------------------   --------------
                                                        1999            1998            1999            1998            1999
                                                  --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $       11,613           2,448           3,250           2,235         187,709
  Mortality, expense and administration
    charges (note 2):
        VA ......................................              -               -               -               -      (1,468,461)
        VA II Convertible .......................         (2,052)         (1,945)         (3,163)         (2,798)              -
                                                  --------------  --------------  --------------  --------------   -------------
    Net investment activity......................          9,561             503              87            (563)     (1,280,752)
                                                  --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........        139,557           1,948         166,346           2,806      20,724,381
  Cost of mutual fund shares sold................       (140,369)         (1,782)       (134,989)         (2,271)    (10,399,339)
                                                  --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..........           (812)            166          31,357             535      10,325,042
  Change in unrealized gain (loss) on investments         (8,003)           (737)        (29,422)          7,490      13,991,386
                                                  --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...............         (8,815)           (571)          1,935           8,025      24,316,428
                                                  --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.......................            996             664           7,183           7,955      11,802,217
                                                  --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          1,742             596           9,205          15,417      34,837,893
                                                  --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................              -          42,431               -          42,431       1,980,238
  Transfers between funds........................              -               -               -               -       1,718,552
  Redemptions....................................              -               -               -               -     (18,629,772)
  Annuity benefits...............................              -               -               -               -         (22,358)
  Annual contract maintenance charge (note 2) ...              -               -               -               -         (96,387)
  Contingent deferred sales charges (note 2) ....              -               -               -               -        (144,532)
  Adjustments to maintain reserves...............             (7)             (2)             42              (6)          8,033
                                                  --------------  --------------  --------------  --------------   -------------
      Net equity transactions....................             (7)         42,429              42          42,425     (15,186,226)
                                                  --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............          1,735          43,025           9,247          57,842      19,651,667
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        147,359         104,334         217,648         159,806     106,705,766
                                                  --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $      149,094         147,359         226,895         217,648     126,357,433
                                                  ==============  ==============  ==============  ==============   =============

                                                         FidVIPGr                FidVIPOv
                                                      --------------  ------------------------------
                                                           1998             1999            1998
                                                      --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................         426,238             424             488
  Mortality, expense and administration
    charges (note 2):
        VA .........................................      (1,214,243)              -               -
        VA II Convertible ..........................               -            (425)           (376)
                                                      --------------  --------------  --------------
    Net investment activity.........................        (788,005)             (1)            112
                                                      --------------  --------------  --------------

  Proceeds from mutual fund shares sold.............      10,807,056             429             383
  Cost of mutual fund shares sold...................      (6,175,412)           (349)           (342)
                                                      --------------  --------------  --------------
    Realized gain (loss) on investments.............       4,631,644              80              41
  Change in unrealized gain (loss) on investments ..      15,101,345          10,392           1,171
                                                      --------------  --------------  --------------
    Net gain (loss) on investments..................      19,732,989          10,472           1,212
                                                      --------------  --------------  --------------
  Reinvested capital gains..........................      11,149,500             684           1,439
                                                      --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............      30,094,484          11,155           2,763
                                                      --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................       2,737,406               -               -
  Transfers between funds...........................      (1,599,924)              -               -
  Redemptions.......................................      (8,019,362)              -               -
  Annuity benefits..................................          (6,308)              -               -
  Annual contract maintenance charge (note 2) ......         (92,392)              -               -
  Contingent deferred sales charges (note 2) .......         (89,886)              -               -
  Adjustments to maintain reserves..................          11,502              (5)             (4)
                                                      --------------  --------------  --------------
      Net equity transactions.......................      (7,058,964)             (5)             (4)
                                                      --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............      23,035,520          11,150           2,759
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........      83,670,246          27,452          24,693
                                                      --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............     106,705,766          38,602          27,452
                                                      ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                               MFSEmGrSe                       MFSTotReSe              NSATCapAp
                                                    ------------------------------  ------------------------------   -------------
                                                         1999            1998            1999            1998            1999
                                                    --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $            -                -            500             360         110,524
  Mortality, expense and administration
    charges (note 2):
        VA ........................................              -               -               -               -        (236,118)
        VA II Convertible .........................         (2,542)         (1,863)           (391)           (367)              -
                                                    --------------  --------------  --------------  --------------   -------------
    Net investment activity........................         (2,542)         (1,863)            109              (7)       (125,594)
                                                    --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold............        225,536           1,882             393             374       5,882,235
  Cost of mutual fund shares sold..................       (101,572)         (1,411)           (304)           (299)     (2,533,288)
                                                    --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments............        123,964             471              89              75       3,348,947
  Change in unrealized gain (loss) on investments .        (23,937)         34,283            (675)          2,175      (3,745,398)
                                                    --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.................        100,027          34,754            (586)          2,250        (396,451)
                                                    --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.........................              -           1,215             928             423       1,054,838
                                                    --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........         97,485          34,106             451           2,666         532,793
                                                    --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................              -          36,369               -               -         738,148
  Transfers between funds..........................              -               -               -               -        (668,902)
  Redemptions......................................              -               -               -               -      (3,358,892)
  Annuity benefits.................................              -               -               -               -               -
  Annual contract maintenance charge (note 2) .....              -               -               -               -         (14,514)
  Contingent deferred sales charges (note 2) ......              -               -               -               -         (19,493)
  Adjustments to maintain reserves.................             (1)              3               6              (2)             (9)
                                                    --------------  --------------  --------------  --------------   -------------
      Net equity transactions......................             (1)         36,372               6              (2)     (3,323,662)
                                                    --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         97,484          70,478             457           2,664      (2,790,869)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        164,323          93,845          27,423          24,759      18,882,269
                                                    --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.............. $      261,807         164,323          27,880          27,423      16,091,400
                                                    ==============  ==============  ==============  ==============   =============

                                                       NSATCapAp              NSATGvtBd
                                                     --------------  ------------------------------
                                                         1998             1999            1998
                                                     --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................        132,292        1,378,330      1,706,933
  Mortality, expense and administration
    charges (note 2):
        VA .........................................       (214,106)       (348,994)       (422,247)
        VA II Convertible ..........................              -               -               -
                                                     --------------  --------------  --------------
    Net investment activity.........................        (81,814)      1,029,336       1,284,686
                                                     --------------  --------------  --------------

  Proceeds from mutual fund shares sold.............      2,729,182      10,134,030       7,141,556
  Cost of mutual fund shares sold...................     (1,227,260)    (10,325,346)     (6,953,482)
                                                     --------------  --------------  --------------
    Realized gain (loss) on investments.............      1,501,922        (191,316)        188,074
  Change in unrealized gain (loss) on investments ..      2,064,271      (1,904,871)        708,425
                                                     --------------  --------------  --------------
    Net gain (loss) on investments..................      3,566,193      (2,096,187)        896,499
                                                     --------------  --------------  --------------
  Reinvested capital gains..........................        523,967          42,637         151,117
                                                     --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............      4,008,346      (1,024,214)      2,332,302
                                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................      1,199,816         522,859       1,335,263
  Transfers between funds...........................      2,037,217      (1,028,557)        412,520
  Redemptions.......................................     (1,527,306)     (7,706,834)     (4,948,454)
  Annuity benefits..................................              -          (4,178)         (4,265)
  Annual contract maintenance charge (note 2) ......        (13,152)        (26,215)        (29,309)
  Contingent deferred sales charges (note 2) .......        (15,416)        (44,735)        (42,231)
  Adjustments to maintain reserves..................            180            (122)            296
                                                     --------------  --------------  --------------
      Net equity transactions.......................      1,681,339      (8,287,782)     (3,276,180)
                                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............      5,689,685      (9,311,996)       (943,878)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........     13,192,584      31,359,014      32,302,892
                                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............     18,882,269      22,047,018      31,359,014
                                                     ==============  ==============  ==============

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                               NSATMyMkt                       NSATTotRe
                                                     ------------------------------  ------------------------------
                                                          1999            1998            1999            1998
                                                     --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $       213,347        221,645         535,248         891,027
  Mortality, expense and administration
    charges (note 2):
        VA ........................................         (59,165)        (56,566)     (1,091,048)     (1,131,746)
        VA II Convertible .........................               -               -               -               -
                                                     --------------  --------------  --------------  --------------
    Net investment activity........................         154,182         165,079        (555,800)       (240,719)
                                                     --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............       8,544,103       8,576,339      19,802,446      12,121,959
  Cost of mutual fund shares sold..................      (8,544,103)     (8,576,339)    (10,564,283)     (6,698,872)
                                                     --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............               -               -       9,238,163       5,423,087
  Change in unrealized gain (loss) on investments .               -               -      (6,984,699)      4,268,306
                                                     --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................               -               -       2,253,464       9,691,393
                                                     --------------  --------------  --------------  --------------
  Reinvested capital gains.........................               -               -       2,832,509       3,430,335
                                                     --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........         154,182         165,079       4,530,173      12,881,009
                                                     --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................         220,399         314,840       1,892,879       3,144,831
  Transfers between funds..........................       2,300,876       2,154,594      (1,620,396)     (1,943,493)
  Redemptions......................................      (1,735,290)     (1,620,690)    (17,153,725)     (8,549,939)
  Annuity benefits.................................               -               -          (6,797)         (3,182)
  Annual contract maintenance charge (note 2) .....          (4,435)         (3,873)        (71,216)        (76,335)
  Contingent deferred sales charges (note 2) ......         (12,739)        (18,281)       (114,691)        (80,993)
  Adjustments to maintain reserves.................             396            (146)            713           5,185
                                                     --------------  --------------  --------------  --------------
      Net equity transactions......................         769,207         826,444     (17,073,233)     (7,503,926)
                                                     --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         923,389         991,523     (12,543,060)      5,377,083
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       4,642,551       3,651,028      88,031,080      82,653,997
                                                     --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............  $    5,565,940       4,642,551      75,488,020      88,031,080
                                                     ==============  ==============  ==============  ==============


                                                              NBAMTBal
                                                     ------------------------------
                                                         1999            1998
                                                     -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        445,690          646,652
  Mortality, expense and administration
    charges (note 2):
        VA ........................................       (337,349)        (357,710)
        VA II Convertible .........................              -                -
                                                     -------------   --------------
    Net investment activity........................        108,341          288,942
                                                     -------------   --------------

  Proceeds from mutual fund shares sold............      6,346,136        3,546,380
  Cost of mutual fund shares sold..................     (5,975,446)      (3,412,486)
                                                     -------------   --------------
    Realized gain (loss) on investments............        370,690          133,894
  Change in unrealized gain (loss) on investments .      6,153,011       (2,232,727)
                                                     -------------   --------------
    Net gain (loss) on investments.................      6,523,701       (2,098,833)
                                                     -------------   --------------
  Reinvested capital gains.........................        660,282        4,541,959
                                                     -------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........      7,292,324        2,732,068
                                                     -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................        306,190          880,295
  Transfers between funds..........................       (834,877)        (579,352)
  Redemptions......................................     (5,172,204)      (2,626,146)
  Annuity benefits.................................         (4,362)          (1,043)
  Annual contract maintenance charge (note 2) .....        (24,838)         (27,347)
  Contingent deferred sales charges (note 2) ......        (42,693)         (30,749)
  Adjustments to maintain reserves.................            636            2,944
                                                     -------------   --------------
      Net equity transactions......................     (5,772,148)      (2,381,398)
                                                     -------------   --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      1,520,176          350,670
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     27,955,718       27,605,048
                                                     -------------   --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............     29,475,894       27,955,718
                                                     =============   ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolio of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal)

              Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts);
                Federated IS - Federated American Leaders Fund II (FedAmLead) Federated IS - Federated High Income Bond Fund II (FedHiInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI) (available for VA-II Eagle Choice contracts)
                Fidelity VIP - Growth Portfolio (FidVIPGr) (available for VA contracts)
                Fidelity VIP - Overseas Portfolio (FidVIPOv) (available for VA-II Eagle Choice contracts)

              Funds of the MFS(R) Variable Insurance Trust (MFS(R) VIT) (available for VA-II Eagle Choice contracts);
                MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
                MFS(R) VIT - Total Return Series (MFSTotReSe)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) (available for VA contracts)
                Nationwide SAT - Government Bond Fund (NSATGvtBd) (available for all contracts)
                Nationwide SAT - Money Market Fund (NSATMyMkt) (available for all contracts)
                Nationwide SAT - Small Company Fund (NSATSmCo) (available for VA-II Eagle Choice contracts)
                Nationwide SAT - Total Return Fund (NSATTotRe) (available for VA contracts)

              Portfolio of the Neuberger &Berman Advisers Management Trust (Neuberger &Berman AMT) (available for VA contracts);
                Neuberger &Berman AMT - Balanced Portfolio (NBAMTBal)

         At December 31, 1999, contract owners have invested in all of the above funds except the Nationwide SAT - Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.






--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.





Columbus, Ohio
January 28, 2000

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                                 December 31,
                                                                                        -------------------------------
                                         Assets                                              1999            1998
                                         ------                                         --------------- ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                             $ 1,051,556    $    904,946
    Equity securities                                                                           5,659          20,853
  Mortgage loans on real estate, net                                                          330,068         268,894
  Real estate, net                                                                              2,200           2,250
  Policy loans                                                                                    465             332
  Short-term investments                                                                          706           2,277
                                                                                        --------------- ---------------
                                                                                            1,390,654       1,199,552
                                                                                        --------------- ---------------

Cash                                                                                            4,280               2
Accrued investment income                                                                      13,906          11,645
Deferred policy acquisition costs                                                              92,025          53,007
Reinsurance receivable from affiliate                                                          91,667               -
Other assets                                                                                   42,851          41,542
Assets held in separate accounts                                                            2,127,080       1,533,690
                                                                                        --------------- ---------------
                                                                                          $ 3,762,463     $ 2,839,438
                                                                                        =============== ===============

                          Liabilities and Shareholder's Equity
                          ------------------------------------
Future policy benefits and claims                                                         $ 1,480,807     $ 1,163,829
Other liabilities                                                                              41,308          25,933
Liabilities related to separate accounts                                                    2,127,080       1,533,690
                                                                                        --------------- ---------------
                                                                                            3,649,195       2,723,452
                                                                                        --------------- ---------------

Commitments and contingencies (notes 8 and 12)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                2,640           2,640
  Additional paid-in capital                                                                   52,960          52,960
  Retained earnings                                                                            59,536          50,331
  Accumulated other comprehensive income                                                       (1,868)         10,055
                                                                                        --------------- ---------------
                                                                                              113,268         115,986
                                                                                        --------------- ---------------
                                                                                          $ 3,762,463     $ 2,839,438
                                                                                        =============== ===============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1999            1998           1997
                                                                              -------------   -------------  --------------

Revenues:
  Policy charges                                                                 $44,793         $28,549        $11,244
  Life insurance premiums                                                            292              63            363
  Net investment income                                                           13,959          11,314         11,577
  Realized gains (losses) on investments                                           5,208             696           (246)
  Other income                                                                     1,059           1,165          1,057
                                                                              -------------   -------------  --------------
                                                                                  65,311          41,787         23,995
                                                                              -------------   -------------  --------------
Benefits and expenses:
  Interest credited to policyholder account balances                               8,548           4,881          3,948
  Other benefits and claims                                                        5,210           1,586            433
  Amortization of deferred policy acquisition costs                               13,592           4,348          1,402
  Other operating expenses                                                        24,185           8,952          1,860
                                                                              -------------   -------------  --------------
                                                                                  51,535          19,767          7,643
                                                                              -------------   -------------  --------------

    Income before federal income tax expense                                      13,776          22,020         16,352

Federal income tax expense                                                         4,571           7,501          5,749
                                                                              -------------   -------------  --------------

    Net income                                                                   $ 9,205         $14,519        $10,603
                                                                              =============   =============  ==============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                ($000's omitted)



                                                                                            Accumulated
                                                           Additional                          other             Total
                                              Common         paid-in        Retained       comprehensive     shareholder's
                                               stock         capital        earnings           income            equity
                                            ------------  --------------  --------------  -----------------  ---------------

December 31, 1996                              $2,640        $52,960          $25,209           $ 3,228         $ 84,037

Comprehensive income:
  Net income                                        -              -           10,603                 -           10,603
  Net unrealized gains on securities
    available-for-sale arising during the year      -              -                -             3,940            3,940
                                                                                                             ---------------
  Total comprehensive income                                                                                      14,543
                                            ------------  --------------  --------------  -----------------  ---------------
December 31, 1997                               2,640         52,960           35,812             7,168           98,580

Comprehensive income:
  Net income                                        -              -           14,519                 -           14,519
  Net unrealized gains on securities
    available-for-sale arising during the year      -              -                -             2,887            2,887
                                                                                                             ---------------
  Total comprehensive income                                                                                      17,406
                                            ------------  --------------  --------------  -----------------  ---------------
December 31, 1998                               2,640         52,960           50,331            10,055          115,986

Comprehensive income:
  Net income                                        -              -            9,205                 -            9,205
  Net unrealized losses on securities
    available-for-sale arising during the year      -              -                -           (11,923)         (11,923)
                                                                                                             ---------------
  Total comprehensive income                                                                                      (2,718)
                                            ------------  --------------  --------------  -----------------  ---------------
December 31, 1999                              $2,640        $52,960          $59,536           $(1,868)        $113,268
                                            ============  ==============  ==============  =================  ===============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                    1999           1998             1997
                                                                                ------------- ---------------- ---------------
Cash flows from operating activities:
  Net income                                                                      $    9,205      $  14,519       $  10,603
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                               8,548          4,881           3,948
      Capitalization of deferred policy acquisition costs                            (33,965)       (29,216)        (20,099)
      Amortization of deferred policy acquisition costs                               13,592          4,348           1,402
      Amortization and depreciation                                                    1,351           (479)            250
      Realized (gains) losses on invested assets, net                                 (5,208)          (696)            246
      Increase in accrued investment income                                           (2,261)          (867)         (1,589)
      Increase in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                                      160,246        139,991         228,898
      Other, net                                                                      20,486        (29,802)         14,370
                                                                                ------------- ---------------- ---------------
          Net cash provided by operating activities                                  171,994        102,679         238,029
                                                                                ------------- ---------------- ---------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            137,210        117,228          95,366
  Proceeds from sale of securities available-for-sale                                 73,864         17,403          30,431
  Proceeds from repayments of mortgage loans on real estate                           32,397         28,180          15,199
  Proceeds from sale of real estate                                                        -            707               -
  Proceeds from repayments of policy loans                                               109             99              67
  Cost of securities available-for-sale acquired                                    (375,642)      (242,516)       (267,899)
  Cost of mortgage loans on real estate acquired                                     (93,500)       (78,180)        (84,736)
  Cost of real estate acquired                                                             -             (3)            (13)
  Policy loans issued                                                                   (242)          (216)           (155)
  Short-term investments, net                                                          1,571         16,691         (18,476)
                                                                                ------------- ---------------- ---------------
          Net cash used in investing activities                                     (224,233)      (140,607)       (230,216)
                                                                                ------------- ---------------- ---------------

Cash flows from financing activities:
  Increase in investment product and universal life insurance
    product account balances                                                         192,893         74,828           6,952
  Decrease in investment product and universal life insurance
    product account balances                                                        (136,376)       (42,061)        (13,898)
                                                                                ------------- ---------------- ---------------
          Net cash provided by (used in) financing activities                         56,517         32,767          (6,946)
                                                                                ------------- ---------------- ---------------

Net increase (decrease) in cash                                                        4,278         (5,161)            867

Cash, beginning of year                                                                    2          5,163           4,296
Cash, end of year                                                                $     4,280   $          2     $     5,163
                                                                                ============= ================ ===============


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998 and 1997
                                ($000's omitted)

(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (e)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 4.5%, 5.1% and 5.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

         (f)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  REINSURANCE CEDED

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $431.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.


         (i)  RECLASSIFICATION

              Certain items in the 1998 and 1997 financial statements have been reclassified to conform to the 1999 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                 --------------- ------------- ------------- ---------------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies           $     36,717     $       2    $  (1,198)    $     35,521
                 Obligations of states and political subdivisions          302             -           (7)             295
                 Debt securities issued by foreign governments           2,256             2          (22)           2,236
                 Corporate securities                                  773,869         2,208      (13,367)         762,710
                 Mortgage-backed securities                            252,668         1,001       (2,875)         250,794
                                                                 --------------- ------------- ------------- ---------------
                     Total fixed maturity securities                 1,065,812         3,213      (17,469)       1,051,556
               Equity securities                                         1,990         3,669            -            5,659
                                                                 --------------- ------------- ------------- ---------------
                                                                    $1,067,802        $6,882     $(17,469)      $1,057,215
                                                                 ===========================================================

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $  15,577      $    232      $   (11)       $  15,798
                 Obligations of states and political subdivisions          332             1            -              333
                 Debt securities issued by foreign governments           4,015            23            -            4,038
                 Corporate securities                                  602,925        15,446         (358)         618,013
                 Mortgage-backed securities                            261,225         5,605          (66)         266,764
                                                                 --------------- ------------- ------------- ---------------
                     Total fixed maturity securities                   884,074        21,307         (435)         904,946
               Equity securities                                        15,323         5,530            -           20,853
                                                                 --------------- ------------- ------------- ---------------
                                                                      $899,397       $26,837        $(435)        $925,799
                                                                 =============== ============= ============= ===============

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized     Estimated
                                                                                     cost       fair value
                                                                                 ------------ ---------------
             Fixed maturity securities available-for-sale:
               Due in one year or less                                           $    50,029   $    49,799
               Due after one year through five years                                 399,476       393,204
               Due after five years through ten years                                331,022       326,616
               Due after ten years                                                   285,285       281,937
                                                                                 ------------ ---------------
                                                                                  $1,065,812    $1,051,556
                                                                                 ============ ===============

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                     1999          1998
                                                                                 ------------- --------------

             Gross unrealized gains (losses)                                       $(10,587)      $26,402
             Adjustment to deferred policy acquisition costs                          7,714       (10,933)
             Deferred federal income tax                                              1,006        (5,414)
                                                                                 ------------- --------------
                                                                                  $  (1,868)      $10,055
                                                                                 ============= ==============

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                                              1999          1998          1997
                                                                          ------------- ------------- -------------
            Securities available-for-sale:
              Fixed maturity securities                                    $ (35,128)      $ 3,922      $  9,177
              Equity securities                                               (1,861)        2,467         1,663
                                                                          ------------- ------------- -------------
                                                                           $ (36,989)      $ 6,389       $10,840
                                                                          ============= ============= =============

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $73,864, $17,403 and $30,431, respectively. During
         1999, gross gains of $297 ($509 and $825 in 1998 and 1997, respectively) and gross losses of $37 (none and $1,124 in 1998 and 1997, respectively) were realized on those sales. See note 10.

         The Company has no investments which were non-income producing for the twelve month periods preceding December 31, 1999 and 1998.

         Real estate is presented at cost less accumulated depreciation of $155 as of December 31, 1999 ($105 as of December 31, 1998). There was no valuation allowance as of December 31, 1999 or 1998.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1999 was $881 ($890 as of December 31, 1998). No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $885 ($178 in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $15 in 1998, which is equal to interest income recognized using a cash-basis method of income recognition.

         The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 1999 and remains unchanged from the previous two years.

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                           1999         1998        1997
                                                                        ------------ ----------- -----------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $66,160      $56,398     $53,491
                 Equity securities                                              -            -         375
               Mortgage loans on real estate                               23,475       21,124      14,862
               Real estate                                                    413          379         318
               Short-term investments                                       1,580        1,361         899
               Other                                                          334          178          90
                                                                        ------------ ----------- -----------
                   Total investment income                                 91,962       79,440      70,035
             Less:
               Investment expenses                                          2,040        1,773       1,386
               Net investment income ceded (note 11)                       75,963       66,353      57,072
                                                                        ------------ ----------- -----------
                   Net investment income                                  $13,959      $11,314     $11,577
                                                                        ============ =========== ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                           1999         1998        1997
                                                                        ------------ ----------- ------------

             Fixed maturity securities available-for-sale               $    260        $ 509       $(299)
             Mortgage loans on real estate                                     7            -          53
             Real estate and other                                         4,941          187           -
                                                                        ------------ ----------- ------------
                                                                        $  5,208        $ 696       $(246)
                                                                        ============ =========== ============

         Fixed maturity securities with an amortized cost of $3,540 and $3,562 as of December 31, 1999 and 1998, respectively, were on deposit with various regulatory agencies as required by law.

(4)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

         Interest rate swaps are primarily used to convert specific investment securities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.



            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments     $    1,585

            Foreign currency swaps
               Hedging foreign currency denominated investments              $    1,420

            Interest rate futures contracts                                  $    2,483

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 1999 and 1998 are as follows:

                                                                               1999          1998
                                                                            ------------  ------------
             Deferred tax assets:
               Future policy benefits                                        $ 17,454     $  16,670
               Liabilities in separate accounts                                15,603        12,477
               Fixed maturity securities                                        3,905             -
               Mortgage loans on real estate and real estate                      266           263
                                                                            ------------  ------------
                 Total gross deferred tax assets                               37,228        29,410
                                                                            ------------  ------------

             Deferred tax liabilities:
               Fixed maturity securities                                            -         8,669
               Deferred policy acquisition costs                               15,624         8,103
               Equity securities                                                1,284         1,935
               Other                                                           13,799        10,422
                                                                            ------------  ------------
                 Total gross deferred tax liabilities                          30,707        29,129
                                                                            ------------  ------------
                  Net deferred tax asset                                     $  6,521     $     281
                                                                            ============  ============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1999, 1998 and 1997 based on its analysis of future deductible amounts.

         The Company's current federal income tax liability was $1,860 and $1,522 as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

                                                                           1999         1998        1997
                                                                        ------------ ----------- ------------

             Currently payable                                           $  4,391      $10,014      $2,458
             Deferred tax expense (benefit)                                   180       (2,513)      3,291
                                                                        ------------ ----------- ------------
                                                                         $  4,571     $  7,501      $5,749
                                                                        ============ =========== ============

         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                              1999                   1998                   1997
                                                       --------------------   --------------------   --------------------
                                                         Amount       %         Amount       %         Amount       %
                                                       --------------------   --------------------   --------------------

             Computed (expected) tax expense              $4,822     35.0        $7,707     35.0        $5,723     35.0
             Tax exempt interest and dividends
                received deduction                          (255)    (1.8)         (223)    (1.0)            -      -
             Other, net                                        4      -              17      0.1            26     (0.2)
                                                       ----------- --------   ----------- --------   ----------- --------
                   Total (effective rate of each year)    $4,571     33.2        $7,501     34.1        $5,749     35.2
                                                       =========== ========   =========== ========   =========== ========

         Total federal income tax paid was $4,053, $9,298 and $9,566 during the years ended December 31, 1999, 1998 and 1997, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(6)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

                                                                           1999            1998           1997
                                                                       -------------   -------------  --------------

             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                    $ (36,729)        $ 6,898        $10,541
                Adjustment to deferred policy acquisition costs             18,645          (1,947)        (4,778)
                Related federal income tax (expense) benefit                 6,330          (1,733)        (2,017)
                                                                       -------------   -------------  --------------
                   Net                                                     (11,754)          3,218          3,746
                                                                       -------------   -------------  --------------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
             period:
                Gross                                                         (260)           (509)           299
                Related federal income tax expense (benefit)                    91             178           (105)
                                                                       -------------   -------------  --------------
                   Net                                                        (169)           (331)           194
                                                                       -------------   -------------  --------------
             Total Other Comprehensive Income                            $ (11,923)        $ 2,887        $ 3,940
                                                                       =============   =============  ==============

(7)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                        1999                              1998
                                                           -------------------------------   -------------------------------
                                                              Carrying       Estimated          Carrying       Estimated
                                                               amount        fair value          amount        fair value
                                                           --------------  --------------    --------------  --------------
              Assets:
                Investments:
                  Securities available-for-sale:
                    Fixed maturity securities              $  1,051,556    $  1,051,556       $   904,946     $   904,946
                    Equity securities                             5,659           5,659            20,853          20,853
                  Mortgage loans on real estate, net            330,068         324,610           268,894         276,387
                  Policy loans                                      465             465               332             332
                  Short-term investments                            706             706             2,277           2,277
                Cash                                              4,280           4,280                 2               2
                Assets held in separate accounts              2,127,080       2,127,080         1,533,690       1,533,690

              Liabilities:
                Investment contracts                         (1,335,787)     (1,283,459)       (1,153,930)     (1,113,584)
                Policy reserves on life insurance contracts    (145,020)       (145,370)           (9,899)        (10,517)
                Liabilities related to separate accounts     (2,127,080)     (2,082,541)       (1,533,690)     (1,501,255)

              Derivative financial instruments:
                Interest rate swaps hedging assets                  109             109                 -               -
                Foreign currency swaps                              (18)            (18)                -               -
                Futures contracts                                    21              21                 -               -

(8)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $10,039 extending into 2000 were outstanding as of December 31, 1999.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 30% (33% in 1998) in any geographic area and no more than 5% (6% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999 22% (36% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

(9)      PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension costs charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $127, $235 and $257, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $1,040 and $1,008, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $177, $130 and $94, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                             Pension Benefits          Postretirement Benefits
                                                                        ---------------------------   ---------------------------
                                                                            1999          1998            1999          1998
                                                                        ------------- -------------   ------------- -------------

              Change in benefit obligation:
              Benefit obligation at beginning of year                     $2,185,000   $ 2,033,800    $    270,100  $    237,900
              Service cost                                                    80,000        87,600          14,200         9,800
              Interest cost                                                  109,900       123,400          17,600        15,400
              Actuarial (gain) loss                                          (95,000)      123,200         (64,400)       15,600
              Plan settlement in 1999/curtailment in 1998                   (396,100)     (107,200)            -             -
              Benefits paid                                                  (72,400)      (75,800)        (11,000)       (8,600)
              Acquired companies                                                 -             -            13,300           -
                                                                        ------------- -------------   ------------- -------------
              Benefit obligation at end of year                            1,811,400     2,185,000         239,800       270,100
                                                                        ------------- -------------   ------------- -------------

              Change in plan assets:
              Fair value of plan assets at beginning of year               2,541,900     2,212,900          77,900        69,200
              Actual return on plan assets                                   161,800       300,700           3,500         5,000
              Employer contribution                                           12,400       104,100          20,900        12,100
              Plan settlement                                               (396,100)          -               -             -

              Benefits paid                                                  (72,400)      (75,800)        (11,000)       (8,400)
                                                                        ------------- -------------   ------------- -------------
              Fair value of plan assets at end of year                     2,247,600     2,541,900          91,300        77,900
                                                                        ------------- -------------   ------------- -------------

              Funded status                                                  436,200       356,900        (148,500)     (192,200)
              Unrecognized prior service cost                                 28,200        31,500             -             -
              Unrecognized net (gains) losses                               (402,000)     (345,700)        (46,700)       16,000
              Unrecognized net (asset) obligation at transition               (7,700)      (11,000)          1,100         1,300
                                                                        ------------- -------------   ------------- -------------
              Prepaid (accrued) benefit cost                            $     54,700  $     31,700     $  (194,100)  $  (174,900)
                                                                        ============= =============   ============= =============

         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                        ---------------------------   ---------------------------
                                                                            1999          1998            1999          1998
                                                                        ------------- -------------   ------------- -------------

              Weighted average discount rate                               7.00%         5.50%            7.80%         6.65%
              Rate of increase in future compensation levels               5.25%         3.75%             -             -
              Assumed health care cost trend rate:
                    Initial rate                                             -             -             15.00%        15.00%
                    Ultimate rate                                            -             -              5.50%         8.00%
                    Uniform declining period                                 -             -              5 Years     15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

                                                                                     1999           1998            1997
                                                                                 -------------  --------------  --------------

              Service cost (benefits earned during the period)                    $   80,000     $   87,600      $   77,300
              Interest cost on projected benefit obligation                          109,900        123,400         118,600
              Expected return on plan assets                                        (160,300)      (159,000)       (139,000)
              Recognized gains                                                        (9,100)        (3,800)              -
              Amortization of prior service cost                                       3,200          3,200           3,200
              Amortization of unrecognized transition obligation (asset)              (1,400)         4,200           4,200
                                                                                 -------------  --------------  --------------
                                                                                  $   22,300     $   55,600      $   64,300
                                                                                 =============  ==============  ==============

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67,100 resulted (consisting of a $107,200 reduction in the projected benefit obligation, net of the write-off of the $40,100 remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees. A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                        1999          1998          1997
                                                                                     -----------   -----------   -----------

             Weighted average discount rate                                            6.08%         6.00%         6.50%
             Rate of increase in future compensation levels                            4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets                          7.33%         7.25%         7.25%

         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

                                                                                    1999           1998            1997
                                                                                -------------  --------------  -------------

             Service cost (benefits attributed to employee service
                during the year)                                                    $14,200       $  9,800        $  7,000
             Interest cost on accumulated postretirement benefit obligation          17,600         15,400          14,000
             Actual return on plan assets                                            (3,500)        (5,000)         (3,600)
             Amortization of unrecognized transition obligation of affiliates           600            200             200
             Net amortization and deferral                                           (1,800)         1,200            (500)
                                                                                -------------  --------------  -------------
                                                                                    $27,100        $21,600         $17,100
                                                                                =============  ==============  =============

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:

                                                                                        1999          1998          1997
                                                                                     -----------   -----------   -----------
             NPPBC:
               Discount rate                                                           6.65%         6.70%         7.25%
               Long term rate of return on plan
                   assets, net of tax                                                  7.15%         5.83%         5.89%
               Assumed health care cost trend rate:
                   Initial rate                                                       15.00%        12.00%        11.00%
                   Ultimate rate                                                       5.50%         6.00%         6.00%
                   Uniform declining period                                           5 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 1999, 1998 and 1997 was $63,275, $70,135 and $74,820, respectively. The statutory net (loss) income of the Company as reported to regulatory authorities for the years ended December 31, 1999, 1998 and 1997 was $(305), $(3,371) and
         $7,446, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $6,328.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $660, $430 and $703, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $5,150, $2,933, and $2,564, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. Amounts ceded to NLIC in 1999 are included in NLIC's results of operations for 1999 and include premiums of $258,468 ($241,503 and $300,617 in 1998 and 1997, respectively), net investment income of $75,963 ($66,353 and $57,072 in 1998 and 1997, respectively) and benefits, claims and other expenses of $319,240 ($296,659 and $343,426 in 1998 and 1997, respectively). In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC wherby certain life insurance contracts are ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 and expenses of $3,150 during 1999 and policy reserves of $91,667 as of December 31, 1999.

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         During 1997, the Company sold fixed maturity securities available-for-sale at fair value of $27,253 to NLIC. The Company recognized a $693 gain on the transactions.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $706 and $2,277 as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying balance sheets.

(12)     CONTINGENCIES
         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(13)     SEGMENT INFORMATION

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, and all realized gains and losses on investments in a Corporate and Other segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                     Variable         Fixed            Life       Corporate
                                     Annuities      Annuities       Insurance     and Other      Total
                                     ---------      ---------       ---------     ---------      -----

1999:
Net investment income (1)           $    (2,304)   $     8,550    $     1,596   $     6,117   $    13,959

Other operating revenue                  26,187          3,310         16,647          --          46,144
                                    -----------    -----------    -----------   -----------   -----------
   Total operating revenue (2)           23,883         11,860         18,243         6,117        60,103
                                    -----------    -----------    -----------   -----------   -----------
Interest credited to policyholder
   account balances                        --            6,561          1,987          --           8,548
Amortization of deferred policy
   acquisition costs                      7,686            963          4,943          --          13,592
Other benefits and expenses              13,593          7,378          8,424          --          29,395
                                    -----------    -----------    -----------   -----------   -----------
   Total expenses                        21,279         14,902         15,354          --          51,535
                                    -----------    -----------    -----------   -----------   -----------
Operating income (loss) before
   federal income tax                     2,604         (3,042)         2,889         6,117         8,568
Realized gains on investments              --             --             --           5,208         5,208
                                    -----------    -----------    -----------   -----------   -----------
Consolidated income (loss) before
   federal tax expense              $     2,604    $    (3,042)   $     2,889   $    11,325   $    13,776
                                    ===========    ===========    ===========   ===========   ===========

Assets as of year end               $ 1,957,486    $ 1,352,324    $   382,388   $    70,265   $ 3,762,463
                                    ===========    ===========    ===========   ===========   ===========

1998:
Net investment income (1)           $    (1,417)   $     6,792    $       408   $     5,531   $    11,314
Other operating revenue                  18,209          3,182          8,386          --          29,777
                                    -----------    -----------    -----------   -----------   -----------
   Total operating revenue (2)           16,792          9,974          8,794         5,531        41,091
                                    -----------    -----------    -----------   -----------   -----------
Interest credited to policyholder
   account balances                        --            4,660            221          --           4,881
Amortization of deferred policy
   acquisition costs                      3,466            508            374          --           4,348
Other benefits and expenses               4,442          2,087          4,009          --          10,538
                                    -----------    -----------    -----------   -----------   -----------
   Total expenses                          --            7,908          7,255         4,604        19,767
                                    -----------    -----------    -----------   -----------   -----------
Operating income before federal
    income tax                            8,884          2,719          4,190         5,531        21,324
Realized gains on investments              --             --             --             696           696
                                    -----------    -----------    -----------   -----------   -----------
Consolidated income before
   federal tax expense              $     8,884    $     2,719    $     4,190   $     6,227   $    22,020
                                    ===========    ===========    ===========   ===========   ===========

Assets as of year end               $ 1,502,829    $ 1,162,040    $    92,482   $    82,087   $ 2,839,438
                                    ===========    ===========    ===========   ===========   ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                                                 Variable         Fixed            Life         Corporate
                                                Annuities       Annuities       Insurance       and Other        Total
                                              --------------- --------------- --------------- ---------------- -------------

         1997:
         Net investment income (1)            $       (873)   $      5,927    $        166    $        6,357   $   11,577

         Other operating revenue                    10,823           1,825              16               -         12,664
                                              --------------- --------------- --------------- ---------------- -------------
            Total operating revenue (2)              9,950           7,752             182             6,357       24,241
                                              --------------- --------------- --------------- ---------------- -------------
         Interest credited to policyholder
            account balances                             -           3,856              92               -          3,948
         Amortization of deferred policy
            acquisition costs                        1,035             347              20               -          1,402
         Other benefits and expenses                 1,648             347             298               -          2,293
                                              --------------- --------------- --------------- ---------------- -------------
            Total expenses                           2,683           4,550             410               -          7,643
                                              --------------- --------------- --------------- ---------------- -------------
         Operating income (loss) before
            federal income tax                       7,267           3,202            (228)            6,357       16,598
         Realized losses on investments                  -               -               -              (246)        (246)
                                              --------------- --------------- --------------- ---------------- -------------
         Consolidated income (loss) before
            federal tax expense               $      7,267    $      3,202    $       (228)   $        6,111   $   16,352
                                              =============== =============== =============== ================ =============

         Assets as of year end                $    925,021    $    989,116    $      2,228    $       88,933   $2,005,298
                                              =============== =============== =============== ================ =============

----------

(1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

(2)  Excludes realized gains and losses on investments.

     The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C.    OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  To be filed by Financial Statements:

                           (1)   Financial statements included
                                 in Prospectus
                                 (Part A):

                                 Condensed Financial Information.

                           (2)   Financial statements included
                                 in Part B:

                                 Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information (Part A).

                           Nationwide VA Separate Account-A:

                                 Independent Auditors' Report.


                                 Statements of Assets, Liabilities
                                 and Contract Owners' Equity as of
                                 December 31, 1999.

                                 Statements of Operations for the years ended
                                 December 31, 1999, and 1998.

                                 Statements of Changes in Contract Owners'
                                 Equity for the years ended December 31, 1999 and 1998.

                                 Notes to Financial Statements.

                           Nationwide Life and Annuity Insurance Company:

                                 Independent Auditors' Report.


                                 Balance Sheets as of December 31, 1999 and
                                 1998.

                                 Statements of Income for the years ended
                                 December 31, 1999, 1998 and 1997.

                                 Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                                 Statements of Cash Flows for the years ended
                                 December 31, 1999, 1998 and 1997.


                                 Notes to Financial Statements.

Item 24.      (b)  Exhibits
                               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement and hereby incorporated by reference.

                               (2)    Not Applicable


                               (3) Underwriting or Distribution contracts between the Registrant and Principal Underwriter - Attached hereto.


                               (4)    The form of the variable annuity contract
                                      - Filed previously with this Registration
                                      Statement and hereby incorporated
                                      herein by reference.

                               (5)    Variable Annuity Application - Filed
                                      previously with this Registration
                                      Statement and hereby incorporated herein by reference.

                               (6) Articles of Incorporation of Depositor - Filed previously with this Registration Statement and hereby incorporated herein by reference.

                               (7)    Not Applicable

                               (8)    Not Applicable

                               (9) Opinion of Counsel - Filed previously with this Registration Statement and hereby incorporated herein by reference.

                               (10)   Not Applicable

                               (11)   Not Applicable

                               (12)   Not Applicable

                               (13)   Performance Advertising Calculation
                                      Schedule - Filed previously with this
                                      Registration Statement and hereby
                                      incorporated herein by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH 43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          Xerox Corporation
                          Suite 200
                          1401 H Street NW
                          Washington, DC 20005-2110

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          1767D Westwood Avenue
                          Alliance, OH  44601

                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH 43215

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                        Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          Charles A. Bryan                               Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Property and Casualty
                          Columbus, OH 43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                             Corporate Controller
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          David K. Hollingsworth                          Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH 43215

                          Donna A James                             Senior Vice President - Chief Human
                          One Nationwide Plaza                               Resources Officer
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                   Senior Vice President -
                          One Nationwide Plaza                               Technology Services
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                          Claims and Finance Services
                          Columbus, OH  43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH  43215                               Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** other subsidiaries

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
The 401(k) Companies, Inc.               Texas                                        Holding Company
------------------------------------------------------------------------------------------------------------------------------
The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                      plans
------------------------------------------------------------------------------------------------------------------------------
401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                      SEC
------------------------------------------------------------------------------------------------------------------------------
401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer
------------------------------------------------------------------------------------------------------------------------------
Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                      insurance & annuity products through
                                                                                      financial institutions
------------------------------------------------------------------------------------------------------------------------------
Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                      insurance & annuity products through
                                                                                      financial institutions
------------------------------------------------------------------------------------------------------------------------------
AID Finance Services, Inc.               Iowa                                         Holding Company
------------------------------------------------------------------------------------------------------------------------------
ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                      lines broker for property & casualty
                                                                                      insurance products
------------------------------------------------------------------------------------------------------------------------------
ALLIED Group, Inc.                       Iowa                                         Property & casualty holding company
------------------------------------------------------------------------------------------------------------------------------
ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
Company                                                                               casualty insurance products
------------------------------------------------------------------------------------------------------------------------------
ALLIED Group Merchant Banking            Iowa                                         Broker-Dealer
Corporation
------------------------------------------------------------------------------------------------------------------------------
ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property &
Company                                                                               casualty insurance
------------------------------------------------------------------------------------------------------------------------------
Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                      insurance organizations
------------------------------------------------------------------------------------------------------------------------------
AMCO Insurance Company                   Iowa                                         Underwrites general property &
                                                                                      casualty insurance
------------------------------------------------------------------------------------------------------------------------------
American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                      and bulk insurance
------------------------------------------------------------------------------------------------------------------------------
Auto Direkt Insurance Company            Germany                                      Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm
------------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                      traditional agent producers of CalFarm
                                                                                      Insurance Company
------------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Company                California                                   Multi-line insurance company
------------------------------------------------------------------------------------------------------------------------------
Caliber Funding                          Delaware                                     A limited purpose corporation
------------------------------------------------------------------------------------------------------------------------------
Colonial County Mutual Insurance         Texas                                        Insurance Company
Company
------------------------------------------------------------------------------------------------------------------------------
Columbus Insurance Brokerage and         Germany                                      General service insurance broker
Service GmbH
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                      services commercial insurance
------------------------------------------------------------------------------------------------------------------------------
Depositors Insurance Company             Iowa                                         Underwrites property & casualty
                                                                                      insurance
------------------------------------------------------------------------------------------------------------------------------
eNationwide, LLC                         Ohio                                         A limited liability company to provide
                                                                                      administrative services to
                                                                                      Nationwide's direct operations
------------------------------------------------------------------------------------------------------------------------------
Excaliber Funding Corporation            Delaware                                     Limited purpose corporation
------------------------------------------------------------------------------------------------------------------------------
F&B, Inc.                                Iowa                                         Insurance Agency
------------------------------------------------------------------------------------------------------------------------------
Farmland Mutual Insurance Company        Iowa                                         Mutual Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                      financial institutions
------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                         annuity products through financial
                                                                                      institutions
------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                      institutions
------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                        annuity products through financial
                                                                                      institutions
------------------------------------------------------------------------------------------------------------------------------
*Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                      company
------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                           solely in the financial institution
                                                                                      market
------------------------------------------------------------------------------------------------------------------------------
GatesMcDonald Health Plus Inc.           Ohio                                         Managed Care Organization
------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                      workers' and unemployment compensation
                                                                                      matters
------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                      examinations and data processing
                                                                                      services
------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
Inc.                                                                                  claims administration services to
                                                                                      employers with exposure in New York
------------------------------------------------------------------------------------------------------------------------------
Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                      property & casualty brokerage services
------------------------------------------------------------------------------------------------------------------------------
Irvin L. Schwartz and Associates, Inc.   Ohio                                         Insurance Agency
------------------------------------------------------------------------------------------------------------------------------
Landmark Financial Services of New       New York                                     Insurance agency marketing life
York, Inc.                                                                            insurance and annuity products through
                                                                                      financial institutions
------------------------------------------------------------------------------------------------------------------------------
Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                      automobile and motorcycle insurance
                                                                                      for Colonial Mutual Insurance Company
------------------------------------------------------------------------------------------------------------------------------
MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                      services for workers compensation,
                                                                                      automobile injury and disability claims
------------------------------------------------------------------------------------------------------------------------------
Midwest Printing Services, Ltd.          Iowa                                         General printing services
------------------------------------------------------------------------------------------------------------------------------
Morley & Associates, Inc.                Oregon                                       Insurance brokerage
------------------------------------------------------------------------------------------------------------------------------
Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                      money management
------------------------------------------------------------------------------------------------------------------------------
Morley Financial Services, Inc.          Oregon                                       Holding Company
------------------------------------------------------------------------------------------------------------------------------
Morley Research Associates, Ltd.         Delaware                                     Credit research consulting
------------------------------------------------------------------------------------------------------------------------------
**MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                      facility
------------------------------------------------------------------------------------------------------------------------------
**National Casualty Company              Wisconsin                                    Insurance Company
------------------------------------------------------------------------------------------------------------------------------
National Casualty Company of America,    England                                      Insurance Company
Ltd.
------------------------------------------------------------------------------------------------------------------------------
National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                      plans for public employees
------------------------------------------------------------------------------------------------------------------------------
**National Premium and Benefit           Delaware                                     Provides third-party administration
Administration Company                                                                services
------------------------------------------------------------------------------------------------------------------------------
Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                      investment management and
                                                                                      administrative services
------------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.                Ohio                                         Insurance Agency
------------------------------------------------------------------------------------------------------------------------------
Nationwide Agribusiness Insurance        Iowa                                         Provides property & casualty insurance
Company                                                                               primarily to agricultural business
------------------------------------------------------------------------------------------------------------------------------
Nationwide Arena, LLC                    Ohio                                         A limited liability company related to
                                                                                      arena development
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                      and motorcycle insurance
------------------------------------------------------------------------------------------------------------------------------
Nationwide Cash Management Company       Ohio                                         Investment Securities Agent
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                      affiliated with Nationwide Mutual
                                                                                      Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
Company, LLC                                                                          agency support services to Nationwide
                                                                                      exclusive agents
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Assignment Company  Ohio                                         An assignment company to administer
                                                                                      structured settlement business
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         Delaware                                     Insurance Agency
Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         New Mexico                                   Insurance Agency
Distributors Agency, Inc. of New Mexico
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         Massachusetts                                Insurance Agency
Distributors Agency, Inc. of
Massachusetts
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
(Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                      products to persons outside the U.S. &
                                                                                      Bermuda
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust                                                                                 securities & uses proceeds to acquire
                                                                                      debentures
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust II                                                                              securities & uses proceeds to acquire
                                                                                      debentures
------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.      Delaware                                     Holding Company for entities
                                                                                      associated with Nationwide Mutual
                                                                                      Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Foundation                    Ohio                                         Not-for profit corporation
------------------------------------------------------------------------------------------------------------------------------
Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                      insurance to select customers
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Finance, LLC           Ohio                                         Act as a support company for
                                                                                      Nationwide Global Holdings, Inc. & its
                                                                                      international capitalization efforts
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Funds                  Cayman Islands                               Exempted company with limited
                                                                                      liability for purpose of issuing
                                                                                      investment shares to segregated asset
                                                                                      accounts of Nationwide Financial
                                                                                      Services (Bermuda) Ltd. and to
                                                                                      non-U.S. resident investors
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.         Ohio                                         Holding Company for Nationwide
                                                                                      Insurance Enterprise international
                                                                                      operations
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyze European market of life
Luxembourg Branch                        Luxembourg                                   insurance
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-Hong Kong,    Hong Kong                                    Primarily a holding company for
Limited                                                                               Nationwide Global Holdings, Inc. Asian
                                                                                      operations
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization
------------------------------------------------------------------------------------------------------------------------------
Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                      from Nationwide Mutual Insurance
                                                                                      Company and other insurers within the
                                                                                      Nationwide Insurance Enterprise
------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                      underwriter of property & casualty
                                                                                      insurance
------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                      except life insurance
------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Golf Charities,     Ohio                                         Not-for-profit corporation
Inc.
------------------------------------------------------------------------------------------------------------------------------
Nationwide International Underwriters    California                                   Special risks, excess & surplus lines
                                                                                      underwriting manager
------------------------------------------------------------------------------------------------------------------------------
Nationwide Investing Foundation          Michigan                                     Provide investors with continuous
                                                                                      source of investment under management
                                                                                      of trustees
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                      company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
Corporation
------------------------------------------------------------------------------------------------------------------------------
Nationwide Investors Services, Inc.      Ohio                                         Stock Transfer Agent
------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity            Ohio                                         Life Insurance Company
Insurance Company
------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance Company      Ohio                                         Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas
------------------------------------------------------------------------------------------------------------------------------
Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                      products and related services
------------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Fire Insurance         Ohio                                         Mutual Insurance Company
Company
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                      company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Insurance Company      Ohio                                         Mutual Insurance Company
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments
------------------------------------------------------------------------------------------------------------------------------
Nationwide Property and Casualty         Ohio                                         Insurance Company
Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                      compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
of Alabama                                                                            compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
of Arizona                                                                            compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
of Arkansas                                                                           compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
of Montana                                                                            compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
of Nevada                                                                             compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
of New Mexico                                                                         compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
of Ohio                                                                               members of the National Education
                                                                                      Association in the state of Ohio
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
of Oklahoma                                                                           members of the National Education
                                                                                      Association in the state of Oklahoma
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
of South Dakota                                                                       compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
of Texas                                                                              compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
of Wyoming                                                                            members of the National Education
                                                                                      Association in the state of Wyoming
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
Insurance Agency Inc.                                                                 compensation plans for public employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health & life
                                                                                      insurance; private open pension and
                                                                                      wealth concession plans
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                      company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                      company performing shared services
                                                                                      functions for the Nationwide Insurance
                                                                                      Enterprise
------------------------------------------------------------------------------------------------------------------------------
Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                      Office of Thrift Supervision in U.S.
                                                                                      Department of Treasury to exercise
                                                                                      custody & fiduciary powers
------------------------------------------------------------------------------------------------------------------------------
Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                      Insurance Group
------------------------------------------------------------------------------------------------------------------------------
Neckura Insurance Company                Germany                                      Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Neckura Life Insurance Company           Germany                                      Life and health insurance company
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent                       Nevada                                       Workers' compensation administrative
Companies-Construction                                                                services to Nevada employers in the
                                                                                      construction industry
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
and Nonprofit                                                                         services to Nevada employers in health
                                                                                      & nonprofit industries
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                      hospitality & entertainment industries
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Manufacturing, Transportation and                                                     services to Nevada employers in the
Distribution                                                                          manufacturing, transportation and
                                                                                      distribution industries
------------------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                      Financial Services, Inc. distribution
                                                                                      companies
------------------------------------------------------------------------------------------------------------------------------
NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                      Nationwide Global Holdings, Inc.
                                                                                      European operations
------------------------------------------------------------------------------------------------------------------------------
NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                      companies
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION           SECURITIES
                                                                     (SEE ATTACHED
                                                                     CHART UNLESS
                                                                       OTHERWISE
                                                                      INDICATED)
------------------------------------------------------------------------------------------------------------------------------
NGH UK, Ltd.                             United Kingdom                               Assist Nationwide Global Holdings,
                                                                                      Inc. with European operations and
                                                                                      marketing
------------------------------------------------------------------------------------------------------------------------------
Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                      investments
------------------------------------------------------------------------------------------------------------------------------
PanEuroLife                              Luxembourg                                   Life Insurance company providing
                                                                                      individual life insurance primarily in
                                                                                      the UK, Belgium and France
------------------------------------------------------------------------------------------------------------------------------
Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                      keeping services
------------------------------------------------------------------------------------------------------------------------------
Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer
------------------------------------------------------------------------------------------------------------------------------
Premier Agency, Inc.                     Iowa                                         Insurance Agency
------------------------------------------------------------------------------------------------------------------------------
Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                      licensed insurance agency with the
                                                                                      Texas Department of Insurance
------------------------------------------------------------------------------------------------------------------------------
Scottsdale Indemnity Company             Ohio                                         Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company             Ohio                                         Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
Company                                                                               insurance coverage on a non-admitted
                                                                                      basis
------------------------------------------------------------------------------------------------------------------------------
SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                      partners who obtain new business for
                                                                                      the Neckura Group as well as to offer
                                                                                      financial services
------------------------------------------------------------------------------------------------------------------------------
Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers
------------------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.                  Delaware                                     Holding Company
------------------------------------------------------------------------------------------------------------------------------
Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor
------------------------------------------------------------------------------------------------------------------------------
Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor
------------------------------------------------------------------------------------------------------------------------------
Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                      of property and casualty insurance
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                    COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                 ORGANIZATION          (SEE ATTACHED CHART)
                                                                     UNLESS OTHERWISE INDICATED
--------------------------------------------------------------------------------------------------------------------------------
 *   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
     Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                   Separate Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                   Separate Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                   Separate Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
     Account                                                       Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
     Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                    COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                 ORGANIZATION          (SEE ATTACHED CHART)
                                                                     UNLESS OTHERWISE INDICATED
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies
--------------------------------------------------------------------------------------------------------------------------------
     Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account -D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
--------------------------------------------------------------------------------------------------------------------------------
     Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|      ALLIED GROUP       |           |         ALLIED          |       |                          |
|    MERCHANT BANKING     |           |       GROUP, INC.       |       |                          |
|      CORPORATION        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 10,000     |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $150,055    |   |       |100%       $243,344,521  |   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         MIDWEST         |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    PRINTING SERVICES,   |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           LTD.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        ----|  -------------               |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |            |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |            |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |            |                              |         |  |                              |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                               |                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |            |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |            |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |            |                              |         |  |                              |
     |   |Common Stock:    10,000       |            |                              |         |  |Common Stock:    1500  Shares |
     |---|------------     Shares       |            |                              |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                              |         |  |                 Cost         |
     |   |                 ----         |            |                              |         |  |                 ----         |
     |   |SIC-100%         $10,000      |            |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                                                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |            WESTERN    .      |            |           SUN DIRECT         |         |  |           SVM SALES          |
     |   |       HERITAGE INSURANCE     |            |        VERSICHERUNGS -       |         |  |             GmbH             |
     |   |            COMPANY           |            |       AKTIENGESCLISCHAFT     |         |  |                              |
     |   |Common Stock:    4,776,076    |            |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
     |---|------------     Shares       |            |------------                  |------------|                              |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |SIC-100%         $57,000,000  |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
                       |                                                                 |                    |      |
                       |                                                                 |                    |      |
        --------------------------------          --------------------------------       |     -------------------------------------
        |         SCOTTSDALE           |          |         NATIONWIDE           |       |     |          NATIONWIDE               |
        |      INDEMNITY COMPANY       |          |      COMMUNITY URBAN         |       |     |          CORPORATION              |
        |                              |          |       REDEVELOPMENT          |       |     |                                   |
        |                              |          |        CORPORATION           |       |     |Common Stock:    Control:          |
        |Common Stock:    50,000       |          |Common Stock:    10 Shares    |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $1,000       |       |     |Casualty 12,992,922 $1,008,497,908 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510     36,862,514 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |       NATIONWIDE CASH        |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    100 Shares   |       |-----|                 ----              |
  |     |------------     Shares       |     |    |------------                  |       |     |Casualty-18.6%   $90,630           |
  |     |                              |     |    |                 Cost         |       |     |Fire-18.6%       $90,722           |
  |     |                 Cost         |     |    |                 ----         |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |    NATIONWIDE INSURANCE      |       |     |       CALFARM INSURANCE           |
  |     |     GENERAL AGENCY, INC.     |     |    |     COMPANY OF FLORIDA       |       |     |           COMPANY                 |
  |     |                              |     |    |                              |       |     |Common Stock:    49,800 Shares     |
  ------|Common Stock:    1,000        |     |----|Common Stock:    10,000 Shares|       |-----|-------------                      |
  |     |------------     Shares       |     |    |------------                  |             |                                   |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |                 Cost         |     |    |                 ----         |             |                                   |
  |     |                 ----         |     |    |Casualty-100%    $300,000,000 |             |Casualty-100%                      |
  |     |Casualty-100%    $5,000,000   |     |    |                              |             |                                   |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |                   ||                     |                                                                     |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |   NATIONWIDE INTERNATIONAL   |             |       CALFARM INSURANCE           |
  |     |        MUTUAL INSURANCE      |     |    |         UNDERWRITERS         |             |             AGENCY                |
  |     |             COMPANY          |     |    |Common Stock:    1,000 Shares |             |                                   |
  |     |                              |     |----|------------                  |             |                                   |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |                 Cost         |             |Common Stock:    1,000 shares      |
  |     |Surplus Debentures:           |     |    |                 ----         |             |-------------                      |
  |     |-------------------           |     |    |Casualty-100%    $10,000      |             |                                   |
  |     |                 Cost         |     |    --------------------------------             |                                   |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             |CalFarm Insurance                  |
  |     |Lone Star         150,000     |     |    |          NATIONWIDE          |             |Company - 100%                     |
  |     --------------------------------     |    |          ARENA LLC           |             -------------------------------------
  |                                          |    |                              |                                 |
  |     --------------------------------     |    |                              |             -------------------------------------
  |     |    NATIONWIDE SERVICES       |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |        COMPANY, LLC          |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |                              |             |                                   |
  |     |Single Member Limited         |     |....|                              |             |Common Stock:    1,000 Shares      |
  |.....|Liability Company             |     |    |                              |             |------------                       |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-90%                  |             |CalFarm Insurance                  |
  |     |Casualty-100%                 |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |                                          |    |         NATIONWIDE           |
  |     --------------------------------     |    |    EXCLUSIVE DISTRIBUTION    |
  |     |    AMERICAN MARINE           |     |    |     COMPANY, LLC (NEDCO)     |
  |     |   UNDERWRITERS, INC.         |     |    |                              |
  |     |                              |     |    |   Single Member Limited      |
  |     |Common Stock:   20 Shares     |     |....|     Liability Compnany       |
  |-----|------------                  |     |    |                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |Casualty-100%                 |
  |     |Casualty-100%    $5,020       |     |    |                              |
  |     |                              |     |    --------------------------------
  |     --------------------------------     |                   |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |          INSURANCE           |
  |     |      eNATIONWIDE, LLC         |    |    |     INTERMEDIARIES, INC      |
  |     |                               |    |    |                              |
  |     |    Single Member Limited      |    |    |Common Stock     1,615 Shares |
  |     |      Liability Company        |    |----|------------                  |
  |     |                               |         |                 Cost         |
  |.....|                               |         |                 ----         |
        |                               |         |Casualty-100%    $1,615,000   |
        |                               |         |                              |
        |Casualty-100%                  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 1999

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                      ||--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ------------------------------|  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC.  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |         GLOBAL FUND       |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |       CAYMAN ISLANDS      |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |--|  |        EXEMPTED LLC       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |  ||  |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
| NW Life-90%               |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Mutual-10%             |  |  |                           |  ||  | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |  |  ASSET ALLOCATION TRUST   |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |--|  |                           |  ||  | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |     |    OHIO BUSINESS TRUST    |====  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |     |                           |      |                           | |  ||  |    OF TEXAS, INC    |
|                           |     |                           |      |               Cost        | |  ||  |                     |
| NW Life-97.6%             |     |                           |      |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |     |                           |      | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------     -----------------------------      ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |   INS. AGENCY, INC.       | |  ||  |                     |
                                                                     |          OF MASS.         | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |   INS. AGENCY, INC.       | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares     Cost          |
                                                  |             ------     ----           |
                                                  |Casualty     12,992,922 $1,008,497,908 |
                                                  |Fire            649,510     36,862,514 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|--------------------------|-----------------------------|----------------------|--------------
           |                         |                          |                             |                      |
-----------|------------ ------------|-------------- -----------|------------- ---------------|--------- ------------|--------------
|NFS DISTRIBUTORS, INC.| |    IRVIN L. SCHWARTZ    | | NATIONWIDE FINANCIAL  | |VILLANOVA CAPITAL, INC.|   |  NATIONWIDE FINANCIAL |
|       (NFSDI)        | |   AND ASSOCIATES, INC.  | |SERVICES (BERMUDA) INC.| |Common Stock: 958,750  |   |    SERVICES CAPITAL   |
|                      | |Common Stock:  Control:  | |Common Stock: 250,000  | |-------------  Shares  |   |        TRUST II       |
|                      | |-------------  --------  | |------------- Shares   | |NFS-96%                |   |                       |
|                      | |Class A        Other-100%| |              Cost     | |Preferred Stock:500,000|   |                       |
|NFS-100%              | |Class B        NFS  -100%| |              ----     | |--------------- Shares |   |                       |
|                      | |                         | |NFS-100%   $3,500,000  | |NFS-100%               |   | NFS-100%              |
-----------|------------ --------------------------- ------------------------- ---------------|---------   -------------------------
           |                           |                                                      |
-----------|----------------------------                         -----------------------------|-----------------------|
-----------|------------ --------------|-----------  ------------|------------  --------------|---------- ------------|-------------
|   NATIONAL DEFERRED  | |  NATIONWIDE RETIREMENT |  | VILLANOVA S.A. CAPITAL|  |    MORLEY FINANCIAL   |  | VILLANOVA MUTUAL FUND |
|   COMPENSATION, INC. | |   SOLUTIONS, INC. (NRS)|  |     TRUST (VSA)       |  |SERVICES, INC. (MORLEY)|  |  CAPITAL TRUST (VMF)  |
|                      | |Common Stock:  236,494  |  |                       |  |Common Stock:  82,343  |  |                       |
|                      | |-------------  Shares   |  |                       |  |------------   Shares  |  |                       |
|                      | |                        |  |                       |  |                       |  |                       |
|NFSDI-100%            | |                        |  |                       |  |VILLANOVA CAPITAL, INC.|  |                       |
|                      | |NFSDI-100%              |  |DELAWARE BUSINESS TRUST|  |-100%                  |  |DELAWARE BUSINESS TRUST|
----------||------------ -------------------|------  ---------------------|---  ---------------------|---  -------------------------
          ||                                |                             |                          |
          ||                                |                             |                          -----
          ||  ----------------------------  |  -------------------------  |  -------------------------   |  ------------------------
          ||  |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   | |  |     NATIONWIDE         |  |  |       MORLEY &       |
          ||  |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    | |  |INVESTORS SERVICES, INC.|  |  |   ASSOCIATES, INC.   |
          ||  |                          |  |  |      NEW MEXICO        | |  |                        |  |  |                      |
          ||  |Common Stock: 10,000      |  |  | Common Stock: 1,000    | |  | Common Stock: 5 Shares |  |  | Common Stock: 3,500  |
          ||  |------------- Shares      |--|--| ------------- Shares   | |--|-------------           |  |--| ------------- Shares |
============  |              Cost        |  |  |               Cost     | |  |               Cost     |  |  |             Cost     |
              |              ----        |  |  |               ----     | |  |               ----     |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   | |  |VSA-100%       $5,000   |  |  |Morley-100%     $1,000|
              ----------------------------  |  -------------------------- |  --------------------------  |  ------------------------
                                            |                             |                              |
              ----------------------------  |  -------------------------- |  --------------------------  |  -----------------------
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  | |  |    VILLANOVA VALUE     |  |  | EXCALIBER FUNDING    |
              |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    | |  |     INVESTOR, LLC      |  |  |     CORPORATION      |
              |                          |  |  |      SO. DAKOTA        | |  |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |Common Stock: 1,000     | |  |                        |  |  |Common Stock: 1,000   |
              |------------- Shares      |--|--|------------- Shares    | ...|                        |  |--|------------- Shares  |
              |              Cost        |  |  |               Cost     |    |                        |  |  |             Cost     |
              |              ----        |  |  |               ----     |    |                        |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |    | VSA-100%               |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  -----------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |    |     MORLEY CAPITAL     |  |  |   CALIBER FUNDING    |
              |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |    |       MANAGEMENT       |  |  |     CORPORATION      |
              |         ARKANSAS         |  |  |       OF WYOMING       |    |                        |  |  |                      |
              |Common Stock: 50,000      |-----|Common Stock: 500 Shares|    |Common Stock: 500 Shares|  |  |                      |
              |------------- Shares      |  |  |-------------           |    |-------------           |--|--|                      |
              |              Cost        |  |  |              Cost      |    |              Cost      |  |  |                      |
              |              ----        |  |  |              ----      |    |              ----      |  |  |                      |
              |NRS-100%      $500        |  |  |NRS-100%      $500      |    |Morley-100%   $5,000    |  |  |Morley-100%           |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |    |   UNION BOND           |  |  |   MORLEY RESEARCH    |
              |      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |    |  & TRUST COMPANY       |  |  |   ASSOCIATES, LTD.   |
              |       AGENCY, INC.       |  |  |     OF OHIO            |    |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |                        |    |Common Stock: 2,000     |  |  | Common Stock: 1,000  |
              |------------- Shares      |--|==|                        |    |------------- Shares    |--|--| ------------- Shares |
              |                          |  |  |                        |    |                        |  |  |                      |
              |              Cost        |  |  |                        |    |              Cost      |  |  |               Cost   |
              |              ----        |  |  |                        |    |              ----      |  |  |               ----   |
              |NRS-100%      $1,000      |  |  |                        |    |  Morley-100%   $50,000 |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |    |   PORTLAND INVESTMENT  |  |
              |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |    |     SERVICES, INC.     |  |
              |                          |  |  |      OKLAHOMA          |    |                        |  |
              |Common Stock: 500         |  |  |                        |    | Common Stock: 1,000    |  |
              |------------- Shares      |--|==|                        |    | ------------- Shares   |--
              |              Cost        |  |  |                        |    |               Cost     |
              |              ----        |  |  |                        |    |               ----     |
              |NRS-100%      $500        |  |  |                        |    | Morley-100%   $25,000  |
              ----------------------------  |  --------------------------    --------------------------
                                            |
              ----------------------------  |  --------------------------
              |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|
              | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |
              |                          |  |  |      OF TEXAS          |
              |Common Stock: 1,000       |-- ==|                        |
              |------------- Shares      |     |                        |
              |              Cost        |     |                        |
              |              ----        |     |                        |
              |NRS-100%      $1,000      |     |                        |
              ----------------------------     --------------------------


                                                                                                                            (Right)
















------------------------------------------------------------------------------------------------------------------------------------
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                     ------------------------------- |  ----------------------------   -----------------------------
                                     |       GATES MCDONALD        | |  |        NATIONWIDE        |   |     NATIONWIDE GLOBAL     |
                                     |      & COMPANY (GATES)      | |  |HEALTH PLANS, INC. (NHP)  |   |   HOLDINGS, INC. (NGH)    |
                                     |                             | |  |                          |   |                           |
-------------------                --|Common Stock:  254 Shares    | |--|Common Stock:  100 Shares |   |Common Stock:  1 Share     |
|                  |               | |------------                 | || |------------              | --|------------               |
|   ---------------|-------------- | |               Cost          | || |               Cost       ||  |               Cost        |
|   |                            | | |               ----          | || |               ----       ||  |               ----        |
|   | THE 401(k) COMPANIES, INC. | | |NW Corp.-100%  $25,683,532   | || |                          ||  |                           |
|   |         (401(k))           | | |------------------------------ || |NW Corp.-100%  $14,603,732||  |NW Corp.-100%  $257,000,000|
|   |                            | |                                 || --------------------------- |  -----------------------------
|   |Common Stock:   Control     | | |------------------------------ || ----------------------------|  -----------------------------
||--|-------------   -------     | | |  MEDPROSOLUTIONS, INC.      | || |    NATIONWIDE MANAGEMENT ||  |     NATIONWIDE GLOBAL     |
||  |Class A        Other-100%   | --|                             | |--|        SYSTEMS, INC.     ||  |     HOLDINGS, INC. -      |
||  |Class B        NFS-100%     | | |               Cost          | || |                          ||  |     LUXEMBOURG BRANCH     |
||  |                            | | |               ----          | || |Common Stock:  100 Shares ||  |         (BRANCH)          |
||  ------------------------------ | |Gates-100%     $6,700,000    | || |-------------             ||  |                           |
||                                 | |                             | || |               Cost       ||--|                           |
||                                 | |                             | || |               ----       ||  |Endowment Capital -        |
||  ------------------------------ | ------------------------------- || |NHP Inc.-100%  $25,149    ||  |               $1,000,000  |
||  |     401(k) INVESTMENT      | |                                 || ----------------------------|  --------------|--------------
||  |       SERVICES, INC.       | | |------------------------------ || ----------------------------|  --------------|--------------
||  |                            | | |     GATES MCDONALD &        | || |         NATIONWIDE       ||  |    NGH LUXEMBOURG S.A.    |
||  |Common Stock: 1,000,000     | | | COMPANY OF NEW YORK, INC.   | || |        AGENCY, INC.      ||  |          (LUX SA)         |
||  |------------  Shares        | --|                             | |--|                          ||  |                           |
||--|                            | | |Common Stock:  3 Shares      | |  |Common Stock:  100 Shares ||  |Common Stock:  5894 Shares |
||  |               Cost         | | |------------                 | |  |------------              || -|------------               |
||  |               ----         | | |               Cost          | |  |               Cost       || ||               Cost        |
||  |401(k)-100%    $7,800       | | |               ----          | |  |               ----       || ||               ----        |
||  ------------------------------ | |Gates-100%     $106,947      | |  |NHP Inc.-99%   $116,077   || ||BRANCH.-99.98% $115,470,723|
||                                 | ------------------------------- |  ----------------------------| |-----------------------------
||  ------------------------------ |                                 |                              | |
||  |      401(k) INVESTMENT     | | ------------------------------- |  ----------------------------| |-----------------------------
||  |        ADVISORS, INC.      | | |      GATES MCDONALD &       | |  |NATIONWIDE GLOBAL HOLDINGS|| ||       PAN EURO LIFE       |
||  |                            | | |     COMPANY OF NEVADA       | |  |    -HONG KONG, LIMITED   || ||                           |
||  |Common Stock:  1,000 Shares | --|                             | |  |                          || ||Common Stock: 1,300,000    |
||--|------------                | | |Common Stock:  40 Shares     | |  |Common Stock:  2 Shares   || ||------------  Shares       |
||  |               Cost         | | |------------                 | |  |------------   Cost       -- --                           |
||  |               ----         | | |               Cost          | |  |               ----       || ||              Cost         |
||  |401(k)-100%    $1,000       | | |               ----          | |  |NGH-50%                   || ||              ----         |
||  ------------------------------ | |Gates-100%     $93,750       | |  |Casualty--50%             || ||LUX SA-90%    3,817,832,685|
||                                 | ------------------------------- |  ----------------------------| ||              LUF          |
||  ------------------------------ |                                 |                              | |-----------------------------
||  |        401(k) COMPANY      | | ------------------------------- |  ----------------------------| |-----------------------------
||  |                            | | |       GATES MCDONALD        | |  |            NGH           || ||NATIONWIDE GLOBAL HOLDINGS |
||  |Common Stock: 855,000 Shares| | |      HEALTH PLUS, INC.      | |  |      NETHERLANDS B.V.    || ||- NGH BRASIL PARTICIPACOES,|
||  |                            | --|                             | |  |                          || ||     LTDA (NGH BRASIL)     |
||  |              Cost          | | |Common Stock:  200 Shares    | |  |Common Stock:  40 Shares  || ||                           |
||--|              ----          | | |------------                 | |  |------------              -- --       Shares    Cost      |
||  |401(k)-100%   $1,000        | | |               Cost          | |  |               Cost       ||  |       ------    ----      |
||  ------------------------------ | |               ----          | |  |               ----       ||  |LUX SA 6,164,899 R6,164,899|
||                                 | |Gates-100%     $2,000,000    | |  |NGH-100%       NLG 52,500 ||  |NGH    1         R1        |
||  ------------------------------ | ------------------------------- |  ----------------------------|  --------------|--------------
||  |                            | |                                 |                              |                |
|===|                            | | ------------------------------- |  ----------------------------|  --------------|--------------
|   |   RIVERVIEW AGENCY, INC.   | | |NEVADA INDEPENDENT COMPANIES-| |  |         NATIONWIDE       ||  |         NATIONWIDE        |
|   |                            | | |MANUFACTURING TRANSPORTATION | |  |    SERVICES SP. Z.O.O.   ||  |       SEGURADORA S.A.     |
|   |                            | | |       AND DISTRIBUTION      | |  |                          ||  |                           |
|   |                            | --|                             | |  |Common Stock:  80 Shares  ||  |        Shares    Cost     |
|   |                            | | |Common Stock:  1,000 Shares  | |  |------------   Cost       --  |        ------    ----     |
|   ------------------------------ | |------------                 | |  |               ----       ||  |NGH                        |
|                                  | |Gates-100%                   | |  |NGH-100%       4,000 PLN  ||  |BRASIL 9,999,999 R9,999,999|
|   ------------------------------ | ------------------------------- |  --------------------------- |  |LUX SA 1         R1        |
|   |                            | |                                 |                              |  -----------------------------
|   | PENSION ASSOCIATES, INC.   | | ------------------------------- |  ----------------------------|  -----------------------------
|   |                            | | |      NEVADA INDEPENDENT     | |  |   MRM INVESTMENTS, INC.  ||  |     NATIONWIDE GLOBAL     |
----| Common Stock: 1,000 Shares | | | COMPANIES-HEALTH AND PROFIT | |  |                          ||  |        FINANCE, LLC       |
    |                            | --|                             | ---|Common Stock:  1 Share    ||  |  Single Member Limited    |
    |               Cost         | | |Common Stock:  1,000 Shares  |    |------------              ||  |     Liability Company     |
    |               ----         | | |------------                 |    |               Cost       |...|                           |
    | NFS-100%      $2,839,392   | | |                             |    |               ----       |   |                           |
    ------------------------------ | |Gates-100%                   |    |NW Corp.-100%  $7,000,000 |   |NGH-100%                   |
                                   | -------------------------------    ----------------------------   -----------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | |   COMPANIES-CONSTRUCTION    |
                                   --|                             |
                                   | |Common Stock:  1,000 Shares  |
                                   | |------------                 |
                                   | |                             |
                                   | |Gates-100%                   |
                                   | -------------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                   --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                     |                             |       Limited Liability Company - Dotted Line
                                     |Common Stock:  1,000 Shares  |
                                     |Gates-100%                   |       December 31, 1999
                                     -------------------------------






                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 2000 was 5,007 and 2,503, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.      PRINCIPAL UNDERWRITER

              (a) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5, Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.

              (b) NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS


------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                                  Chairman of the Board and
One Nationwide Plaza                                                       Director
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                                               Chairman and Chief Executive
One Nationwide Plaza                                                 Officer and Director
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                                  Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Duane C. Meek                                                             President
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                                             Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                                            Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                                 Executive Vice President -
One Nationwide Plaza                                               Chief Financial Officer
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Robert J. Woodard                                                Executive Vice President -
One Nationwide Plaza                                               Chief Investment Officer
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                             Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Barbara J. Shane                                             Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Alan A. Todryk                                                    Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
John F. Delaloye                                                     Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Glenn W. Soden                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
E. Gary Berndt                                                       Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------

                  NATIONWIDE INVESTMENT SERVICES CORPORATION
                            DIRECTORS AND OFFICERS

------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------
Duane M. Campbell                                                    Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Terry C. Smetzer                                                     Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------


               (c)
------------------------------------------------------------------------------------------------------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------------------------------------------------------------------------------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation
------------------------------------------------------------------------------------------------------------------


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis

              Nationwide Life and Annuity Insurance Company

              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account-A:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                                       KPMG LLP

Columbus, Ohio

April 28, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment - 15, and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2000.


                                    NATIONWIDE VA SEPARATE ACCOUNT-A
                           ---------------------------------------------------
                                                 (Registrant)

                              NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           ---------------------------------------------------
                                                  (Depositor)

                                       By: /s/ STEVEN SAVINI, ESQ.
                           ---------------------------------------------------
                                              Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 28th day of April, 2000.


               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------
Joseph J. Gasper                                 Officer and Director

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------
Dimon R. McFerson                                Officer and Director

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------
David O. Miller                                        Director

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------
Robert A. Oakley                                   Financial Officer

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                      By /s/ STEVEN SAVINI, ESQ.
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                         Steven Savini, Esq.

ROBERT L. STEWART                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
----------------------------------------
Nancy C. Thomas